EATON VANCE MUNICIPALS TRUST



For the Marathon & Traditional Combined Alabama, Arkansas, Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Oregon, South Carolina, Tennessee, Virginia Municipals Semi-Annual Report

[LOGO}

August 31, 1996


Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                          Alabama Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              ELECTRIC
                              UTILITIES - 1.6%
Baa1      BBB+       $  180   Puerto Rico Electric
                              Power Authority, 7.00%,
                              7/1/07                   $    191,696
Baa1      BBB+          500   Puerto Rico Electric
                              Power Authority, 6.375%,
                              7/1/24                        511,845
Baa1      BBB+        1,000   Puerto Rico Electric
                              Power Authority, 6.00%,
                              7/1/10                      1,003,750
                                                       ------------
                                                       $  1,707,291
                                                       ------------
                              ESCROWED - 5.5%
NR        AA         $  500   Birmingham, Alabama
                              Improvement Warrants,
                              6.60%, 7/1/17            $    546,590
NR        BBB         2,000   Gadsen East, Alabama
                              Medical Clinic Board
                              (Baptist Hospital),
                              7.80%, 11/1/21              2,300,300
NR        BBB           350   Gadsen East, Alabama
                              Medical Clinic Board
                              (Baptist Hospital),
                              7.60%, 11/1/08                399,392
A         NR            250   Montgomery, Alabama
                              (Jackson Hospital),
                              7.00%, 3/1/15                 277,197
Baa1      A-            320   Puerto Rico Electric
                              Power, 7.00%, 7/1/07          346,784
Aaa       AAA           250   Tuscaloosa, Alabama
                              Limited
                              Obligation-Capital
                              Outlay Warrants (AMBAC),
                              6.50%, 2/1/15                 264,235
Aa        NR          1,600   University of Alabama-
                              Birmingham Medical &
                              Educational Foundation
                              Housing, 7.00%, 12/1/19     1,743,312
                                                       ------------
                                                       $  5,877,810
                                                       ------------
                              GENERAL OBLIGATIONS - 2.2%
A1        AA         $1,000   Birmingham, Alabama
                              U.T.G.O., 5.75%, 6/1/16  $    979,110
Baa1      A           1,000   Puerto Rico General
                              Obligation, 6.50%,
                              7/1/23                      1,055,580
NR        NR            250   Virgin Islands, 7.25%,
                              10/1/18                       263,378
                                                       ------------
                                                       $  2,298,068
                                                       ------------
                              HOSPITALS - 14.0%
Aa        AA         $2,250   Alabama Special Care
                              (Daughters of Charity),
                              5.00%, 11/1/25           $  1,922,558
NR        BBB         3,000   Alexander, Alabama
                              Special Care (Russell
                              Hospital),
                              6.00%, 12/1/22              2,762,550
Baa       BBB-        1,000   Baldwin, Alabama (Thomas
                              Hospital), 6.75%, 4/1/21      986,950

Baa       NR          1,000   Cullman, Alabama Medical
                              Clinic Board (Cullman
                              Regional Medical
                              Center), 6.50%, 2/15/23       971,700
Baa1      NR          2,000   Jasper, Alabama Medical
                              Clinic Board (Walker
                              Regional Medical
                              Center), 6.40%, 7/1/11      1,988,420
Baa1      NR          3,550   Jasper, Alabama Medical
                              Clinic Board (Walker
                              Regional Medical
                              Center), 6.375%, 7/1/18
                              (2)                         3,453,901
Baa       BBB         2,000   Marshall, Alabama (Boaz-
                              Albertville Medical
                              Center), 7.00%, 1/1/20      2,004,080
A         A             745   Montgomery, Alabama
                              Medical Clinic Board
                              (Jackson Hospital),
                              7.00%, 3/1/15                 773,630
                                                       ------------
                                                       $ 14,863,789
                                                       ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION
                              CONTROL REVENUE - 12.9%
Baa1      BBB        $1,200   Courtland, Alabama
                              (Champion International
                              Corporation), 7.20%,
                              12/1/13                  $  1,290,228
Baa1      BBB           800   Courtland, Alabama
                              (Champion International
                              Corporation) (AMT),
                              7.00%, 6/1/22                 830,800
Baa1      BBB         2,000   Courtland, Alabama
                              (Champion International
                              Corporation) (AMT),
                              6.50%, 9/1/25               1,951,600
Baa3      BBB-        2,000   Mobile, Alabama (Mobile
                              Energy), 6.95%, 1/1/20      2,057,560
A2        NR          1,000   PR IM&E (American Home
                              Products), 5.10%,
                              12/1/18                       894,690
Baa3      BB+         1,000   Puerto Rico Port
                              Authority (American
                              Airlines) (AMT), 6.30%,
                              6/1/23                        999,870
Baa3      BB+         2,780   Puerto Rico Port
                              Authority (American
                              Airlines) (AMT), 6.25%,
                              6/1/26                      2,761,068
A3        A-          1,000   Selma, Alabama
                              (International Paper
                              Oil) (AMT), 6.00%,
                              12/1/17                       959,370
A2        A+          2,000   Tallahasse, Alabama
                              (United Tech), 6.10%,
                              8/1/14                      1,989,080
                                                       ------------
                                                       $ 13,734,266
                                                       ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED EDUCATION - 8.7%
Aaa       AAA        $1,000   Alabama A&M University
                              (MBIA), 6.375%, 11/1/09  $  1,059,930
Aaa       AAA         1,770   Alabama A&M University
                              (MBIA), 5.75%, 11/1/14      1,756,052
Aaa       Aaa         2,000   Alabama State University
                              Tuition & Fee (MBIA),
                              5.80%, 12/1/20              1,939,080
Aaa       AAA         4,000   University of Alabama
                              Student Housing (MBIA),
                              5.00%, 6/1/16               3,587,400
Aaa       AAA         1,000   University of South
                              Alabama Tuition (AMBAC),
                              5.00%, 11/15/15               903,720
                                                       ------------
                                                       $  9,246,182
                                                       ------------
                              INSURED ELECTRIC UTILITIES - 8.8%
Aaa       AAA        $1,500   Athens, Alabama Electric
                              (MBIA), 6.00%, 6/1/25    $  1,506,900
Aaa       AAA         3,000   Columbia, Alabama IDB
                              (AL Power) (AMBAC),
                              6.50%, 9/1/23               3,109,470
Aaa       AAA         2,500   Dekalb & Cherokee,
                              Alabama Gas District
                              (AMBAC), 5.50%, 3/1/21      2,380,600
Aaa       AAA           250   Puerto Rico Electric
                              Power Authority
                              (STRIPES) (FSA),
                              Variable, 7/1/03 (1)          268,683
Aaa       AAA         2,000   Wilsonville, Alabama PCR
                              (MBIA), 6.75%, 2/1/15       2,120,720
                                                       ------------
                                                       $  9,386,373
                                                       ------------
                              INSURED GENERAL
                              OBLIGATIONS - 8.2%
Aaa       AAA        $  500   Fairfield City, Alabama
                              (AMBAC), 6.30%, 6/1/22   $    518,505
Aaa       AAA         2,065   Hoover, Alabama Warrants
                              (AMBAC), 5.00%, 3/1/20      1,825,584
Aaa       AAA         1,000   Huntsville, Alabama
                              Public Building
                              Authority (MBIA), 6.00%,
                              10/1/25                     1,004,760
Aaa       AAA         3,250   Madison, Alabama School
                              Warrants (MBIA), 6.00%,
                              2/1/24                      3,301,090
Aaa       AAA         1,535   North Port, Alabama
                              (AMBAC), 5.70%, 3/1/21      1,483,915
Aaa       AAA           500   Troy City, Alabama
                              (CAPG), 6.60%, 6/1/12         534,835
                                                       ------------
                                                       $  8,668,689
                                                       ------------
                              INSURED HEALTH CARE - 2.0%
Aaa       AAA        $2,000   Huntsville, Alabama
                              Health Care Facilities
                              (MBIA), 6.50%, 6/1/13    $  2,110,440
                                                       ------------
                              INSURED HOSPITAL - 1.3%
Aaa       AAA        $1,500   University of Alabama
                              Hospital Revenue-
                              Birmingham (MBIA),
                              5.00%, 10/1/14           $  1,360,410
                                                       ------------
                              INSURED MISCELLANEOUS - 0.5%
Aaa       AAA        $1,950   Jefferson, Alabama
                              Birmingham-Jefferson
                              Civic Center (MBIA), 0%,
                              9/1/18                   $    514,722
                                                       ------------
                              INSURED PORT AUTHORITY - 4.3%
Aaa       AAA        $4,500   Alabama State Docks
                              Department (MBIA) (AMT),
                              6.30%, 10/1/21           $  4,552,830
                                                       ------------
                              INSURED SOLID WASTE - 4.4%
Aaa       AAA        $4,000   Huntsville, Alabama
                              Solid Waste Disposal
                              (FGIC) (AMT), 7.00%,
                              10/1/14                  $  4,257,520
Aaa       AAA           350   Huntsville, Alabama
                              Solid Waste Disposal
                              (FGIC) (AMT), 7.00%,
                              10/1/08                       375,841
                                                       ------------
                                                       $  4,633,361
                                                       ------------
                              INSURED WATER & SEWER - 21.0%
Aaa       AAA        $2,500   Alabama Water Pollution
                              Control Authority
                              (AMBAC), 5.00%, 8/15/15  $  2,247,925
Aaa       AAA         2,000   Bessemer, Alabama Water
                              (AMBAC), 5.75%, 7/1/26      1,944,260
Aaa       AAA         2,000   Chilton, Alabama Water
                              (AMBAC), 5.50%, 4/1/21      1,894,300
Aaa       AAA         1,000   Fort Payne, Alabama
                              Water (MBIA), 5.35%,
                              7/1/16                        937,240
Aaa       AAA         1,000   Fort Payne, Alabama
                              Water (MBIA), 5.25%,
                              7/1/26                        897,620
Aaa       AAA         1,100   Gulf Shores, Alabama
                              Water and Sewer (AMBAC),
                              6.50%, 2/1/15               1,155,066
Aaa       AAA           500   Northeast, Alabama
                              Water, Sewer and Fire
                              Protection (AMBAC),
                              5.70%, 5/1/23                 485,950
Aaa       AAA         3,075   Prichard, Alabama Water
                              and Sewer (AMBAC),
                              6.125%, 11/15/14            3,162,699
Aaa       AAA         1,400   Satsuma Alabama
                              Waterworks and Sewer
                              (MBIA), 6.00%, 7/1/25       1,406,482
Aaa       AAA         6,000   Scottsboro, Alabama
                              Water, Sewer and Gas
                              (AMBAC), 6.50%, 12/1/14     6,372,660

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY            VALUE
-------------------------------------------------------------
                              INSURED WATER & SEWER - (CONTINUED)
Aaa       AAA           750   West Morgan-East
                              Lawrence, Alabama Water
                              Authority (FGIC), 6.00%,
                              5/1/22                        757,493
Aaa       AAA         1,000   West Morgan-East
                              Lawrence, Alabama Water
                              Authority (FSA), 6.85%,
                              8/15/25                     1,078,460
                                                       ------------
                                                       $ 22,340,155
                                                       ------------
                              LEASE - 0.4%
NR        BBB        $  500   PR ITEM Guaynabo Lease,
                              5.625%, 7/1/22           $    451,885
                                                       ------------
                              MISCELLANEOUS - 0.1%
A         A          $  100   Tennessee Valley,
                              Alabama Exhibit
                              Commission, 6.70%,
                              6/1/10                   $    106,933
                                                       ------------
                              NURSING HOMES - 0.9%
NR        NR         $  325   Fairhope Alabama Midtown
                              Medical Clinic Board
                              (Beverly Enterprises),
                              6.375%, 6/1/09           $    308,802
NR        NR            670   Mobile Alabama Midtown
                              Medical Clinic Board
                              (Beverly Enterprises),
                              7.00%, 4/1/07                 666,496
                                                       ------------
                                                       $    975,298
                                                       ------------
                              TRANSPORTATION - 1.9%
NR        BBB        $2,000   Guam Airport Authority
                              (AMT), 6.70%, 10/1/23    $  2,020,140
                                                       ------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY            VALUE
-------------------------------------------------------------
                              WATER & SEWER - 1.3%
NR        NR         $1,500   Moulton City, Alabama
                              Water, 6.30%, 1/1/18     $  1,424,250
                                                       ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $103,574,803)            $106,272,892
                                                       ============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specified industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 55.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.5% to 26.4% of total investments.

                       See notes to financial statements

                         Arkansas Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                     VALUE
-------------------------------------------------------------
                              EDUCATION - 4.9%
A1        NR         $1,750   University of Arkansas
                              Board of Trustees, 7.20%,
                              12/1/10 (2)               $ 1,943,515
A         NR            610   Arkansas State Student
                              Loan Authority (AMT),
                              7.25%, 6/1/09                 666,889
A         NR          1,000   Arkansas State Student
                              Loan Authority (AMT),
                              6.25%, 6/1/10                 994,420
                                                        ------------
                                                        $ 3,604,824
                                                        ------------
                              ELECTRIC UTILITIES - 9.6%
A         NR         $1,750   Conway, Arkansas
                              Electric, 5.70%, 8/1/09   $ 1,741,985
NR        BBB         1,250   Guam Power Authority,
                              5.25%, 10/1/13              1,119,875
NR        BBB         1,250   Guam Power Authority,
                              5.25%, 10/1/23              1,073,250
Baa2      BBB         1,250   Independence, Arkansas
                              PCR (AR P & L), 6.25%,
                              1/1/21                      1,231,425
Baa2      BBB-          750   Jefferson, Arkansas PCR
                              (AR P & L), 6.125%,
                              10/1/07                       750,135
Baa2      BBB           550   Jefferson, Arkansas PCR
                              (AR P & L), 6.30%, 6/1/18     555,511
Baa2      BBB           500   Pope, Arkansas PCR (AR P
                              & L), 6.30%, 12/1/16          498,240
Baa1      BBB+          500   Puerto Rico Electric
                              Power Authority, 0%,
                              7/1/17                        138,810
                                                        ------------
                                                        $ 7,109,231
                                                        ------------
                              ESCROWED - 3.6%
Aaa       AAA        $  500   Arkansas DFA Wastewater
                              System (MBIA), 7.00%,
                              6/1/14                    $   551,860
Aaa       AAA           650   Arkansas State Waste
                              Disposal and Pollution
                              Abatement U.T.G.O.,
                              6.25%, 7/1/22                 696,644
Aaa       AAA           500   Harrison, Arkansas Single
                              Family Mortgage (FGIC),
                              7.40%, 9/1/11                 571,240
Aaa       AAA           750   Puerto Rico Public
                              Buildings Authority
                              6.875%, 7/1/21                839,948
                                                        ------------
                                                        $ 2,659,692
                                                        ------------
                              GENERAL OBLIGATIONS - 4.5%
Aa        AA         $  750   Arkansas State College
                              Savings, 0%, 6/1/13       $   279,255
Aa        AA          2,750   Arkansas State College
                              Savings, 0%, 6/1/14           965,250
Aa        AA          1,000   Arkansas State College
                              Savings, 0%, 6/1/14           351,000

Baa1      A           1,000   Puerto Rico, 5.25%,
                              7/1/18                        914,990
NR        NR            750   Virgin Island, 7.25%,
                              10/1/18                       790,133
                                                        ------------
                                                        $ 3,300,628
                                                        ------------
                              HOSPITALS - 15.2%
Aa        AA         $2,750   Arkansas DFA (Sisters of
                              Mercy), 5.00%, 6/1/19     $ 2,438,920
Baa       NR            700   Baxter, Arkansas Hospital
                              Improvement, 7.25%,
                              9/1/07                        738,094
Baa       NR            750   Baxter, Arkansas Hospital
                              Improvement, 7.50%,
                              9/1/21                        795,195
NR        A+          1,125   Little Rock, Arkansas
                              (Baptist Medical Center),
                              6.80%, 11/1/05              1,240,898
NR        A+          1,750   Little Rock, Arkansas
                              (Baptist Medical Center),
                              5.50%, 9/1/15               1,659,193
NR        A           1,000   Little Rock, Arkansas
                              (Baptist Medical Center-
                              Parkway Village), 7.00%,
                              10/1/17                     1,057,190
NR        A-          2,250   Pulaski, Arkansas
                              (Children's Hospital),
                              6.20%, 3/1/22               2,247,098
A1        AA          1,000   Sebastian, Arkansas
                              (Sparks Regional Medical
                              Center), 5.60%, 4/1/06      1,019,710
                                                        ------------
                                                        $11,196,298
                                                        ------------
                              HOUSING - 11.2%
NR        AAA        $1,830   Arkansas DFA Single
                              Family Mortgage (GNMA)
                              (AMT), 5.80%, 6/1/25      $ 1,789,758
NR        AAA           725   Arkansas DFA Single
                              Family Mortgage (GNMA)
                              (AMT), 7.85%, 12/1/21         761,373
NR        AAA         3,550   Arkansas DFA Single
                              Family Mortgage
                              (GNMA/FNMA) (AMT), 6.70%,
                              7/1/27                      3,609,640
NR        AAA         1,000   Arkansas DFA Single
                              Family Mortgage (GNMA)
                              (AMT), 7.45%, 1/1/27        1,074,270
A         NR          3,000   Arkansas DFA Compound
                              Accretion, 0%, 12/1/11      1,028,430
                                                        ------------
                                                        $ 8,263,471
                                                        ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION
                              CONTROL REVENUE - 15.4%
Baa2      BBB        $2,350   Baxter, Arkansas IDR
                              (Aeroquip Corporation),
                              5.80%, 10/1/13            $ 2,266,082
A1        AA-         2,500   Blytheville, Arkansas
                              (Nucor Corporation)
                              (AMT), 6.90%, 12/1/21       2,622,400

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                     VALUE
-------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION
                              CONTROL REVENUE - (CONTINUED)
A1        AA-           300   Blytheville, Arkansas
                              (Nucor Corporation)
                              (AMT), 6.375%, 1/1/23         304,116
A3        A-            745   Gurdon, Arkansas
                              (International Paper),
                              5.75%, 2/1/08                 745,410
A1        AA-         1,000   Jonesboro, Arkansas
                              (Anheuser-Busch), 6.50%,
                              11/15/12                    1,072,630
NR        A-            975   Pine Bluff, Arkansas
                              (International Paper)
                              (AMT), 5.55%, 10/1/17         914,014
A2        NR            750   Puerto Rico IM&E
                              (American Home Products),
                              5.10%, 12/1/18                671,018
Baa3      BB+         2,740   Puerto Rico Ports
                              Authority (American
                              Airlines) (AMT), 6.30%,
                              6/1/23                      2,739,644
                                                        ------------
                                                        $11,335,314
                                                        ------------
                              INSURED EDUCATION - 0.7%
Aaa       AAA        $  500   University of Central
                              Arkansas (AMBAC), 6.125%,
                              4/1/26                    $   504,300
                                                        ------------
                              INSURED ELECTRIC UTILITIES - 7.5%
Aaa       AAA        $  250   North Little Rock,
                              Arkansas Electric System
                              (MBIA), 6.50%, 7/1/10     $   275,233
Aaa       AAA         3,390   North Little Rock,
                              Arkansas Electric System
                              (MBIA), 6.50%, 7/1/15       3,696,117
Aaa       AAA           450   Puerto Rico Electric
                              Power Authority (STRIPES)
                              (FSA), Variable, 7/1/03
                              (1)                           483,629
Aaa       AAA         1,000   West Memphis, Arkansas
                              Public Utilities (MBIA),
                              6.60%, 1/1/09               1,064,560
                                                        ------------
                                                        $ 5,519,539
                                                        ------------
                              INSURED GENERAL OBLIGATIONS - 5.9%
Aaa       AAA        $1,610   Jonesboro, Arkansas
                              School District (AMBAC),
                              6.125%, 2/1/15            $ 1,627,324
Aaa       AAA         1,090   Lincoln, Arkansas School
                              District #48 (MBIA),
                              5.00%, 2/1/18                 992,510
Aaa       AAA           500   Springdale, Arkansas
                              School District (AMBAC),
                              5.125%, 6/1/16                463,355
Aaa       AAA           680   White Hall, Arkansas
                              School District (AMBAC),
                              4.75%, 4/1/12                 615,828
Aaa       AAA           710   White Hall, Arkansas
                              School District (AMBAC),
                              4.75%, 4/1/13                 639,667
                                                        ------------
                                                        $ 4,338,684
                                                        ------------
                              INSURED HEALTH CARE - 1.2%
Aaa       AAA        $  400   Saline, Arkansas
                              Healthcare (Evan Lutheran
                              Good Samaritan) (AMBAC),
                              5.80%, 6/1/11             $   395,667
Aaa       AAA           500   Saline, Arkansas
                              Healthcare (Evan Lutheran
                              Good Samaritan) (AMBAC),
                              6.00%, 6/1/18                 517,109
                                                        ------------
                                                        $   912,776
                                                        ------------
                              INSURED TRANSPORTATION - 0.7%
Aaa       AAA        $  500   Little Rock, Arkansas
                              Airport (MBIA), 6.00%,
                              11/1/14                   $   510,769
                                                        ------------
                              INSURED WATER & SEWER - 7.4%
Aaa       AAA        $1,250   Arkansas DFA Wastewater
                              System (MBIA), 5.40%,
                              12/1/15                   $ 1,209,237
Aaa       AAA         1,680   Arkansas DFA Wastewater
                              System (MBIA), 5.00%,
                              12/1/08                     1,591,413
Aaa       AAA         2,000   Arkansas DFA Wastewater
                              System (MBIA), 5.00%,
                              6/1/15                      1,833,419
Aaa       AAA           300   Beaver, Arkansas Water
                              District (MBIA), 5.85%,
                              11/15/08                      307,616
Aaa       AAA           500   Jonesboro, Arkansas Water
                              and Light (AMBAC), 5.25%,
                              12/1/13                       477,570
                                                        ------------
                                                        $ 5,419,255
                                                        ------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 0.3%
NR        BBB        $  250   Puerto Rico IM&E Guaynabo
                              Lease, 5.625%, 7/1/22     $   225,943
                                                        ------------
                              SPECIAL TAX REVENUE - 3.1%
A         NR         $2,000   Little Rock, Arkansas
                              Hotel & Restaurant Tax,
                              7.375%, 8/1/15            $ 2,315,720
                                                        ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY             VALUE
-------------------------------------------------------------
                              WATER & SEWER REVENUE - 8.8%
NR        NR         $  500   Conway, Arkansas Water,
                              5.40%, 5/1/11             $   485,670
NR        NR          1,250   Cross, Arkansas Rural
                              Water, 5.75%, 4/1/18        1,215,338
A1        NR          3,390   Little Rock, Arkansas
                              Sewer, 5.50%, 8/1/14        3,270,130
NR        NR          1,500   South Sebastian, Arkansas
                              Water, 6.15%, 6/1/23        1,518,765
                                                        ------------
                                                        $ 6,489,903
                                                        ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $72,738,104)              $73,706,347
                                                        ============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 24.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.7% to 16.3% of total investments.

                       See notes to financial statements

                          Georgia Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              ASSISTED LIVING - 1.4%
NR        NR         $1,500   De Kalb County Private
                              Hospital Authority,
                              Atlanta Inc., 8.50%,
                              3/1/25                   $  1,514,175
                                                        -----------
                              EDUCATION - 3.0%
Aa1       AA         $1,000   De Kalb County, Emory
                              University 1994A, 6.00%,
                              10/1/14                  $  1,010,480
Aa1       AA          1,000   De Kalb County, Emory
                              University 1995A, 5.375%
                              11/1/25                       928,570
Aa1       AA            310   Private Colleges and
                              Universities Authority,
                              Emory University, 6.40%,
                              10/1/23                       322,447
Aa        AA-         1,000   Private Colleges and
                              Universities Authority,
                              Agnes Scott College,
                              5.625%, 6/1/23                965,730
                                                        -----------
                                                       $  3,227,227
                                                        -----------
                              GENERAL OBLIGATIONS - 13.3%
Aa        AA-        $  300   City of Alpharetta,
                              6.50%, 5/1/10 (2)        $    328,818
Aa        AA          3,350   City of Atlanta, 6.10%,
                              12/1/19                     3,418,608
Aa        AA          2,000   City of Atlanta, 6.125%,
                              12/1/23                     2,037,060
Aa1       AA+         1,480   Gwinnett County, Water &
                              Sewer, 6.50%, 8/1/06 (4)    1,492,284
A         A             450   Paulding County School
                              District, 6.625%, 2/1/08      500,927
Aaa       AA+           500   State of Georgia, 6.30%,
                              3/1/08 (2)                    544,405
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, 5.40%, 7/1/25           918,100
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, Aqueduct & Sewer
                              Authority, 6.25%, 7/1/12    1,064,270
Baa1      A           1,875   Commonwealth of Puerto
                              Rico, Aqueduct & Sewer
                              Authority, 5.00%, 7/1/19    1,658,269
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, Public Building
                              Authority, 5.75%, 7/1/15      967,550
NR        NR          1,400   Virgin Islands, 7.25%,
                              10/1/18                     1,474,913
                                                        -----------
                                                       $ 14,405,204
                                                        -----------
                              HOSPITALS - 11.8%
Baa1      NR         $3,500   Fulco County, Georgia
                              Baptist Health, 6.375%,
                              9/1/22 (4)               $  3,394,265
A         NR          5,040   City of Savannah, St.
                              Joseph's Hospital
                              Project, 6.20%, 7/1/23      4,898,426

NR        BBB         1,785   Toombs County, Dr. John
                              M. Meadows Memorial,
                              7.00%, 12/1/17              1,804,724
NR        BBB+        2,750   Tri City Hospital
                              Authority, 6.375%,
                              7/1/16                      2,658,233
                                                        -----------
                                                       $ 12,755,648
                                                        -----------
                              HOUSING - 10.8%
Aa        NR         $1,450   Georgia Housing Finance
                              Authority, (AMT),
                              6.875%, 12/1/20          $  1,513,771
Aa        AA          2,395   Georgia Housing Finance
                              Authority, SFMR, (FHA),
                              (AMT), 6.70%, 12/1/25       2,435,020
Aa        AA+         1,500   Georgia Housing Finance
                              Authority, SFMR, (FHA),
                              (AMT), 7.05%, 12/1/20       1,569,900
Aa        AA+         1,555   Georgia Housing Finance
                              Authority, SFMR, (FHA),
                              (AMT), 7.125%, 12/1/26      1,630,169
Aa        AA+         3,985   Georgia Housing Finance
                              Authority, SFMR, (AMT),
                              6.55%, 12/1/27              4,091,320
Aa        AA+           395   Georgia Residential
                              Finance Authority, Home
                              Ownership, (FHA), 7.50%,
                              6/1/17                        417,231
                                                        -----------
                                                       $ 11,657,411
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 8.5%
A1        AA-        $1,000   Cartersville Development
                              Authority,
                              Anheuser-Busch, (AMT),
                              7.375%, 5/1/09           $  1,156,330
A2        NR          1,245   Commonwealth of Puerto
                              Rico, American Home
                              Products, 5.10%, 12/1/18    1,113,889
Baa3      BB+         2,250   Commonwealth of Puerto
                              Rico, Port Authority
                              American Airlines,
                              6.25%, 6/1/26               2,234,678
NR        AA-           500   Savannah Economic
                              Development Authority,
                              Hershey Foods, 6.60%,
                              6/1/12                        529,385

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - (CONTINUED)
NR        NR          1,250   Savannah Economic
                              Development Authority,
                              Intercat Inc., (AMT),
                              9.00%, 1/1/15               1,315,988
A1        A-            750   Savannah Economic
                              Development Authority,
                              Union Camp Corp., 6.80%,
                              2/1/12                        802,552
NR        AA-         2,000   Vienna Water & Sewer,
                              Cargill Project, (AMT),
                              6.00%, 9/1/14               2,013,780
                                                        -----------
                                                       $  9,166,602
                                                        -----------
                              INSURED GENERAL
                              OBLIGATIONS - 0.5%
Aaa       AAA        $  500   Commonwealth of Puerto
                              Rico, (AMBAC),
                              7/1/15 (1)               $    495,820
                                                        -----------
                              INSURED HOSPITAL - 15.7%
Aaa       AAA        $  675   Chatham County, Memorial
                              Medical Center, (MBIA),
                              7.00%, 1/1/21            $    721,123
Aaa       AAA           305   Chatham County, Memorial
                              Medical Center, (MBIA),
                              6.85%, 1/1/21                 325,075
Aaa       AAA         1,300   Cobb County, Kennestone
                              Hospital, (MBIA), 5.00%,
                              4/1/24                      1,128,855
Aaa       AAA         2,500   Fulco County, Northside,
                              (MBIA), 5.125%, 10/1/16     2,281,925
Aaa       AAA         2,225   Gainsville and Hall
                              County, NE Healthcare,
                              (MBIA), 6.00%, 10/1/25      2,230,229
Aaa       AAA         1,500   Gwinnett County,
                              Gwinnett Hospital,
                              (AMBAC), 5.00%, 9/1/13
                              (4)                         1,348,935
Aaa       AAA         2,500   Macon-Bibb County,
                              Medical Center of
                              Central Georgia, (FGIC),
                              5.00%, 8/1/14               2,258,250
Aaa       AAA         2,000   Medical Center, Columbus
                              Regional Healthcare,
                              (MBIA), 6.40%, 8/1/06       2,141,660
Aaa       AAA         1,500   Medical Center Hospital
                              Authority Floats,
                              (MBIA), 8/1/10 (1)          1,623,945
Aaa       AAA         1,500   Smyrna Hospital
                              Authority - Emory
                              Adventist Hosp (AMBAC),
                              5.5%, 8/1/26 (3)            1,426,170
Aaa       AAA         1,375   Walker, Dade and Catoosa
                              Counties Hospital,
                              (FGIC), 7.00%, 10/1/10      1,513,641
                                                        -----------
                                                       $ 16,999,808
                                                        -----------
                              INSURED LEASE/COP - 2.5%
Aaa       AAA        $1,000   East Point Building
                              Authority, (FGIC),
                              6.00%, 2/1/10            $  1,033,300
Aaa       AAA         1,750   Glynn-Brunswick Mem
                              Hosp, S.E. Georgia
                              Health, (MBIA), 5.25%,
                              8/1/13                      1,634,553
                                                        -----------
                                                       $  2,667,853
                                                        -----------
                              INSURED SPECIAL TAX - 3.8%
Aaa       AAA        $1,000   Metropolitan Atlanta
                              Rapid Transit Authority,
                              (AMBAC), 6.25%, 7/1/11   $  1,074,190
Aaa       AAA         1,000   Metropolitan Atlanta
                              Rapid Transit Authority,
                              (AMBAC), 6.25%, 7/1/20      1,060,280
Aaa       AAA         1,750   Metropolitan Atlanta
                              Rapid Transit Authority,
                              (AMBAC), 5.125%, 7/1/19     1,576,890
Aaa       AAA           500   Metropolitan Atlanta
                              Rapid Transit Authority,
                              (AMBAC), 5.125%, 7/1/18       451,605
                                                        -----------
                                                       $  4,162,965
                                                        -----------
                              INSURED UTILITIES - 3.6%
Aaa       AAA        $1,480   Cordele Public Utility
                              Authority, (MBIA),
                              6.50%, 11/1/19           $  1,558,514
Aaa       AAA           750   Municipal Electric
                              Authority of Georgia,
                              (MBIA), 0%, 1/1/07            423,248
Aaa       AAA         1,000   Municipal Electric
                              Authority of Georgia,
                              (FGIC), 5.50%, 1/1/12         982,650
Aaa       AAA           900   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, (FSA), 7/1/03
                              (1)                           967,257
                                                        -----------
                                                       $  3,931,669
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED WATER & SEWER - 4.2%
Aaa       AAA        $2,700   City of Atlanta, (FGIC),
                              5.00%, 1/1/15            $  2,413,125
Aaa       AAA         1,975   Cherokee County, (MBIA),
                              6.875%, 8/1/13              2,132,013
                                                        -----------
                                                       $  4,545,138
                                                        -----------
                              LEASE/COP - 1.0%
Aa        AA         $2,300   Fulton County Building
                              Authority, Judicial
                              Center, 0%, 1/1/10       $  1,075,181
                                                        -----------
                              MISCELLANEOUS - 0.9%
NR        NR         $1,000   Atlanta Downtown
                              Development Auth,
                              Central Atlanta Hosp,
                              8.00%, 1/1/26            $    948,160
                                                        -----------
                              SOLID WASTE - 1.0%
A1        A+         $1,000   Savannah Resource
                              Recovery, Savannah
                              Energy Systems Co.,
                              6.30%, 12/1/06           $  1,044,790
                                                        -----------
                              SPECIAL TAX - 2.4%
Baa1      A          $  750   Commonwealth of Puerto
                              Rico, Highway and
                              Transportation
                              Authority, 5.5%, 7/1/36  $    695,490
Baa1      A           2,250   Commonwealth of Puerto
                              Rico, Highway and
                              Transportation
                              Authority, 5.0%, 7/1/36     1,916,370
                                                        -----------
                                                       $  2,611,860
                                                        -----------
                              UTILITIES - 15.6%
A1        A          $2,000   Burke County Pollution
                              Control, Georgia Power,
                              6.375%, 8/1/24           $  2,025,400
A1        A+          1,000   Monroe County Pollution
                              Control, Gulf Power
                              Scherer, 6.30%, 9/1/24      1,014,040
A         A           1,500   Georgia Municipal
                              Electric Power
                              Authority, 5.70%, 1/1/23    1,416,090
A         A           2,000   Georgia Municipal
                              Electric Power
                              Authority, 8.25%, 1/1/11    2,454,340
A         A           1,000   Georgia Municipal
                              Electric Power
                              Authority, 0%, 1/1/12         396,470

A         A           3,000   Georgia Municipal
                              Electric Power
                              Authority, 5.50%, 1/1/20    2,819,850
A3        A+          4,000   Monroe County Pollution
                              Control, Ogelthorpe
                              Power, 6.55%, 1/1/06        4,314,840
A3        A+          1,000   Monroe County Pollution
                              Control, Ogelthorpe
                              Power, 6.70%, 1/1/09        1,086,630
A3        A+          1,000   Monroe County Pollution
                              Control, Oglethorpe
                              Power, 6.80%, 1/1/12        1,100,500
Baa1      A-            665   Commonwealth of Puerto
                              Rico, Electrical Power
                              Authority, 0%, 7/1/17         184,616
Baa1      A-             90   Commonwealth of Puerto
                              Rico, Electrical Power
                              Authority, 7.00%, 7/1/07       95,847
                                                        -----------
                                                       $ 16,908,623
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $105,076,413)            $108,118,134
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
(3) When-issued security.
(4) Security has been segregated to cover when-issued securities.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 30.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 14.9% of total investments.

                       See notes to financial statements

                         Kentucky Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              EDUCATION - 4.4%
Aa1       NR         $2,460   City of Berea, KY
                              Educational Development,
                              Berea College, 5.45%,
                              3/1/14                   $  2,392,448
A1        AA-           500   University of KY
                              Consolidated Educational
                              Buildings, 6.40%, 5/1/09      527,190
A1        AA-           785   University of KY
                              Consolidated Educational
                              Buildings, 6.40%, 5/1/11      825,789
A1        AA-         1,000   University of Louisville
                              Consolidated Educational
                              Buildings, 5.40%, 5/1/08      988,850
A1        AA-         1,000   University of Louisville
                              Consolidated Educational
                              Buildings, 5.40%, 5/1/11      967,480
                                                        -----------
                                                       $  5,701,757
                                                        -----------
                              ESCROWED - 4.9%
NR        NR         $  190   KY Development Finance
                              Authority, St. Claire
                              Medical Center, 7.125%,
                              9/1/21                   $    210,868
Aaa       NR            510   Lexington-Fayette
                              County, KY Government
                              Public Facilities,
                              6.40%, 4/1/12                 555,456
Baa1      A           4,155   Commonwealth of Puerto
                              Rico, Highway and
                              Transportation
                              Authority, 6.625%,
                              7/1/18                      4,578,644
Aaa       A           1,000   University of Puerto
                              Rico Revenue, 6.50%,
                              6/1/13                      1,041,170
                                                        -----------
                                                       $  6,386,138
                                                        -----------
                              GENERAL OBLIGATIONS - 3.3%
NR        A+         $1,030   KY League of Cities
                              Funding Trust Floating
                              Indebtedness COP, 6.15%,
                              8/1/13                   $  1,043,390
NR        A           1,415   KY League of Cities
                              Funding Trust Floating
                              Indebtedness COP, 5.90%,
                              8/1/16                      1,382,526
A         NR          1,400   Meade County, School
                              District, 5.70%, 7/1/15     1,345,246
NR        NR            500   Virgin Islands, 7.25%,
                              10/1/18                       526,755
                                                        -----------
                                                       $  4,297,917
                                                        -----------

                              HOSPITALS - 1.8%
Baa1      BBB        $  975   Russell County, KY
                              Franciscan Sisters of
                              the Poor Health System,
                              8.10%, 7/1/15            $  1,092,663
                                                        -----------
                              HOUSING - 0.8%
NR        AAA        $1,480   Boone County, Kentucky
                              Multi-Family, Walnut
                              Creek Apartments, (FHA),
                              7.00%, 1/1/27            $  1,529,328
Aaa       AAA           740   KY Housing, Single
                              Family Mortgage, (FHA),
                              (AMT), 7.45%, 1/1/23          758,914
                                                        -----------
                                                       $  2,288,242
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION
                              CONTROL REVENUE - 19.7%
Baa1      NR         $2,425   Ashland County, Solid
                              Waste Disposal, Ashland
                              Oil, (AMT), 7.125%,
                              2/1/22                   $  2,543,728
Baa1      BBB         2,355   Ashland County, Solid
                              Waste Disposal, Ashland
                              Oil, (AMT), 7.20%,
                              10/1/20                     2,478,402
NR        NR          1,000   City of Elsmere,
                              Courtaulds Package
                              Corporation, 6.75%,
                              4/1/10                      1,009,700
NR        NR          3,075   Fulton County,
                              H.I.S.-Chic Jeans,
                              (AMT), 7.50%, 2/1/10        3,059,287
NR        NR          1,500   Hancock County, Solid
                              Waste Disposal,
                              Southwire Corporation,
                              (AMT), 7.75%, 7/1/25        1,531,170
NR        A-          2,370   Hancock County, Solid
                              Waste Disposal,
                              Williamette Corporation,
                              6.60%, 5/1/26               2,402,422
Baa2      BBB-        3,000   Henderson County, Solid
                              Waste Disposal,
                              MacMillan Bloedel,
                              (AMT), 7.00%, 3/1/25        3,108,120
Aa3       AA          1,000   Jefferson County, E.I.
                              du Pont de Nemours,
                              6.30%, 7/1/12               1,067,990

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION
                              CONTROL REVENUE - (CONTINUED)
NR        BB-           985   Owensboro County, KMART
                              Corporation, 6.80%,
                              12/1/07                       938,833
NR        NR          1,500   Perry County, TJI
                              International, 6.80%,
                              5/1/26                      1,513,020
NR        BB-           915   Powderly, KMART
                              Corporation, 6.90%,
                              3/1/07                        880,724
A2        NR          1,190   Commonwealth of Puerto
                              Rico, IM&E, American
                              Home Products, 5.10%,
                              12/1/18                     1,064,681
Baa3      BB+           500   Commonwealth of Puerto
                              Rico, Port Authority,
                              American Airlines,
                              (AMT), 6.30%, 6/1/23          499,935
A1        A           2,820   Wickliffe County, Solid
                              Waste Disposal, Westvaco
                              Corporation, (AMT),
                              6.375%, 4/1/26              2,820,958
Ba2       NR            500   Winchester County,
                              Kentucky, Kroger
                              Corporation, 6.90%,
                              7/1/99                        517,355
                                                        -----------
                                                       $ 25,436,325
                                                        -----------
                              INSURED EDUCATION - 0.6%
Aaa       AAA        $  700   Northern KY University
                              Educational Buildings
                              (AMBAC), 6.25%, 5/1/12   $    735,805
                                                        -----------
                              INSURED GENERAL
                              OBLIGATIONS - 0.7%
Aaa       AAA        $1,000   Jefferson County,
                              Kentucky School District
                              U.T.G.O. (MBIA), 4.875%,
                              1/1/13                   $    899,250
                                                        -----------
                              INSURED HOSPITAL - 11.6%
Aaa       AAA        $2,500   Daviess County, ODCH
                              Inc., (MBIA), 6.25%,
                              8/1/22                   $  2,570,350
Aaa       AAA         2,000   Hopkins County, Trover
                              Clinic Foundation,
                              (MBIA), 6.625%, 11/15/11    2,145,460
Aaa       AAA         2,500   Jefferson County, Jewish
                              Hospital (AMBAC), 6.50%,
                              5/1/15                      2,620,850
Aaa       AAA         1,750   Jefferson County, Jewish
                              Hospital (AMBAC), 6.55%,
                              5/1/22                      1,839,968
Aaa       AAA         4,000   KY Development Finance
                              Authority St. Luke's
                              Hospital (MBIA), 7.00%,
                              10/1/21                     4,311,880
Aaa       AAA         1,750   KY EDA Baptist
                              Healthcare (MBIA),
                              5.00%, 8/15/24              1,505,735
                                                        -----------
                                                       $ 14,994,243
                                                        -----------
                              INSURED
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 1.1%
Aaa       AAA        $1,000   City of Danville, Multi-
                              City Lease, Madisonville
                              Project, (MBIA), 5.875%,
                              9/1/10                   $  1,023,110
Aaa       AAA           400   Lexington-Fayette County
                              Government Public
                              Facilities (FSA), 4.50%,
                              2/1/10                        347,588
                                                        -----------
                                                       $  1,370,698
                                                        -----------
                              INSURED TRANSPORTATION - 4.6%
Aaa       AAA        $1,000   Kenton County,
                              Cincinnati/Northern
                              Kentucky Airport, (FSA),
                              (AMT), 6.30%, 3/1/15     $  1,021,490
Aaa       AAA         1,170   Louisville and Jefferson
                              County, Kyregl Airport,
                              (MBIA), 5.30%, 7/1/23       1,064,232
Aaa       AAA         1,650   Louisville and Jefferson
                              County, Kyregl Airport,
                              (MBIA), (AMT), 5.50%,
                              7/1/23                      1,515,855
Aaa       AAA         1,000   Louisville and Jefferson
                              County, Kyregl Airport,
                              (MBIA), (AMT), 5.625%,
                              7/1/25                        938,380
Aaa       AAA         1,000   KY EDA Turnpike,
                              Revitalization Project,
                              (FGIC), 0%, 1/1/10            463,860
Aaa       AAA         1,000   KY EDA Turnpike,
                              Revitalization Project,
                              (AMBAC), 5.50%, 7/1/11        984,980
                                                        -----------
                                                       $  5,988,797
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED UTILITIES - 1.8%
Aaa       AAA        $1,000   Boone County, Kentucky
                              Collateralized PCR,
                              (MBIA), 5.50%, 1/1/24
                              (2)                      $    940,790
Aaa       AAA         1,600   Commonwealth of Puerto
                              Rico, Telephone
                              Authority, (MBIA),
                              Variable, 1/16/15 (1)       1,446,400
                                                        -----------
                                                       $  2,387,190
                                                        -----------
                              INSURED WATER AND SEWER - 6.7%
Aaa       AAA        $1,000   Hardin County, Water
                              System, (MBIA), 5.90%,
                              1/1/25                   $    999,900
Aaa       AAA           800   Kenton County, Water
                              District, (FGIC),
                              6.375%, 2/1/17                842,472
Aaa       AAA         2,000   Kenton County, Water
                              District, (FGIC), 6.00%,
                              2/1/17                      2,055,300
Aaa       AAA           500   Lexington-Fayette
                              County, Government
                              Sewer, (MBIA), 6.375%,
                              7/1/12                        528,530
Aaa       AAA         1,000   Louisville and Jefferson
                              County, Sewer District,
                              (AMBAC), 6.75%, 5/15/19     1,097,760
Aaa       AAA         2,000   Louisville and Jefferson
                              County, Sewer District,
                              (AMBAC), 6.75%, 5/15/25     2,188,560
Aaa       AAA         1,000   Louisville and Jefferson
                              County, Sewer District,
                              (FGIC), 5.20%, 5/15/26        901,080
                                                        -----------
                                                       $  8,613,602
                                                        -----------
                              LEASE REVENUE BONDS - 19.7%
A         A          $1,300   Boone County School
                              District, 6.75%, 9/1/11  $  1,391,520
A         NR          3,000   Boone County School
                              District, 5.70%, 5/1/18     2,930,460
A1        A+            905   Jefferson County School
                              District, 4.875%, 1/1/11      822,591
A1        A+          1,250   Jefferson County School
                              District, 4.875%, 1/1/12    1,114,863
A1        A+          4,990   Jefferson County Capital
                              Projects Corporation
                              Lease, 0%, 8/15/15          1,552,189
A         NR          2,500   Jessamine County School
                              District, 5.375%, 1/1/17    2,309,400
A         A+          3,825   KY State Property and
                              Buildings, 5.00%, 9/1/13    3,432,248
A         A+          2,500   KY State Property and
                              Buildings, 6.00%, 9/1/14    2,511,150
A         A-          1,000   City of Louisville,
                              Public Properties
                              Corporation, 6.80%,
                              12/1/22                     1,063,980

Aa        NR          2,000   City of Mount Sterling,
                              League of Cities Trust
                              Lease Program, 6.15%,
                              3/1/13                      2,009,140
Aa        NR          4,500   City of Mount Sterling,
                              League of Cities Trust
                              Lease Program, 6.20%,
                              3/1/18                      4,489,335
A         NR          2,000   Owensboro County,
                              Airport Lease, (AMT),
                              5.875%, 6/1/15              1,902,820
                                                        -----------
                                                       $ 25,529,696
                                                        -----------
                              NURSING HOMES - 0.7%
NR        NR         $  835   Jefferson County, Health
                              Facilities, Beverly
                              Enterprises, 9.75%,
                              8/1/07                   $    909,766
                                                        -----------
                              TRANSPORTATION - 6.7%
Baa3      BB+        $  250   Kenton County Airport,
                              Delta Airlines, (AMT),
                              7.50%, 2/1/12            $    265,693
Baa3      BB+           500   Kenton County Airport,
                              Delta Airlines, (AMT),
                              7.50%, 2/1/20                 531,385
Baa3      BB+         3,400   Kenton County Airport,
                              Delta Airlines, (AMT),
                              6.125%, 2/1/22              3,230,068
Baa3      BB+         1,500   Kenton County Airport,
                              Delta Airlines, (AMT),
                              7.125%, 2/1/21              1,562,325
NR        BBB         3,000   Guam Airport Authority
                              (AMT), 6.70%, 10/1/23       3,030,210
                                                        -----------
                                                       $  8,619,681
                                                        -----------
                              UTILITIES - 8.5%
Aa2       AA-        $3,450   Carroll County, Kentucky
                              PCR, KY Utilities
                              Company, (AMT), 5.75%,
                              12/1/23                  $  3,281,398
Aa2       AA          2,670   Jefferson County,
                              Kentucky PCR, Louisville
                              G&E Company, 5.90%,
                              4/15/23                     2,631,018
Aa2       AA-         1,000   Muhlenburg County,
                              Kentucky PCR, KY
                              Utilities Company,
                              6.25%, 2/1/18               1,031,560
NR        BBB           400   Guam Power Authority,
                              5.25%, 10/1/23                343,440
Baa1      BBB+        3,500   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, 0%, 7/1/17         971,670

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY            VALUE
-------------------------------------------------------------
                              UTILITIES - (CONTINUED)
Baa1      BBB+        2,250   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, 6.375%,
                              7/1/24                      2,303,303
Baa1      BBB+          500   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, 5.50%, 7/1/25      453,210
                                                        -----------
                                                       $ 11,015,599
                                                        -----------
                              WATER AND SEWER REVENUE - 2.4%
A         A-         $1,000   Boone County Sewer
                              Systems. 5.15%, 12/01/15 $    906,840
NR        A           1,500   Cambell County Water
                              District, 6.60%, 12/1/11    1,578,240
A         NR            650   Harden County Water
                              District, 6.50%, 9/1/12       682,123
                                                        -----------
                                                       $  3,167,203
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $126,102,002)            $129,434,572
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 28.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 15.4% of total investments.

                       See notes to financial statements

                         Louisiana Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                     VALUE
-------------------------------------------------------------
                              ASSISTED LIVING - 9.3%
NR        NR         $  500   Louisiana Housing Finance
                              Agency, HCC Assisted
                              Living Group, (AMT),
                              9.00%, 3/1/25             $   512,240
NR        AAA           500   Louisiana Housing Finance
                              Agency, St Dominic
                              Assisted Care Facility,
                              (GNMA), 6.85%, 9/1/25         524,610
NR        AAA         2,000   Louisiana Housing Finance
                              Agency, St Joseph Manor
                              Retirement Center,
                              (GNMA), 7.80%, 12/1/35      2,200,660
                                                        -----------
                                                        $ 3,237,510
                                                        -----------
                              EDUCATION - 0.8%
Aaa       NR         $  150   Louisiana Public
                              Facilities Authority,
                              Guaranteed Student Loan
                              Revenue Bonds, (AMT),
                              6.75%, 9/1/06             $   157,638
A         NR            100   Louisiana Public
                              Facilities Authority,
                              Student Loan Revenue
                              Bonds, (AMT), 7.00%,
                              9/1/06                        104,022
                                                        -----------
                                                        $   261,660
                                                        -----------
                              HOSPITALS - 10.2%
Baa1      NR         $1,000   Lafourche Parish Hospital
                              Service District No. 3,
                              Hospital Revenue Bonds,
                              6.00%, 10/1/23            $   914,160
NR        BBB           750   Louisiana Public Health
                              Facilities, General
                              Health System, 6.80%,
                              11/1/16                       744,218
Aa        AA          1,000   Louisiana Public Health
                              Facilities, Sisters of
                              Mercy Health System,
                              5.00%, 6/1/19                 867,770
NR        A-            750   St. Tammany Parish
                              Hospital Service District
                              No. 1, Hospital Revenue
                              Bonds, 6.50%, 7/1/17          759,060
NR        A-            250   St. Tammany Parish
                              Hospital Service District
                              No. 1, Hospital Revenue
                              Bonds, 6.50%, 7/1/22          252,252
                                                        -----------
                                                        $ 3,537,460
                                                        -----------
                              HOUSING - 29.9%
Aaa       NR         $  820   East Baton Rouge Mortgage
                              Finance Authority SF,
                              (GNMA/FNMA), 7.00%,
                              4/1/32                    $   850,594
Aaa       NR            235   East Baton Rouge Mortgage
                              Finance Authority SF,
                              (AMT), (GNMA/FNMA),
                              7.10%, 10/1/24                247,467
Aaa       AAA            95   East Baton Rouge Mortgage
                              Finance Authority SF,
                              (AMT), (GNMA), 7.875%,
                              12/1/21                       100,747
NR        AAA         1,850   Parish of Jefferson, Home
                              Mortgage Authority,
                              (AMT), (GNMA/FNMA),
                              7.35%, 12/1/16              2,074,757
NR        AAA           620   Louisiana Housing Finance
                              Authority, MFMB, (FHA),
                              6.95%, 7/1/16                 636,120
Aaa       NR          1,220   Louisiana Housing Finance
                              Authority, SFMB, (AMT),
                              (GNMA), 8.00%, 3/1/25       1,326,457
Aaa       NR            600   Louisiana Housing Finance
                              Authority, SFMB, (AMT),
                              (GNMA), 6.30%, 12/1/27        602,394
Aaa       NR            465   Louisiana Housing Finance
                              Authority, SFMB, (AMT),
                              (GNMA/FNMA), 6.55%,
                              12/1/26                       470,654
NR        AAA           150   Louisiana Housing Finance
                              Authority, Multifamily
                              Housing - Westview
                              Apartment II, (AMT),
                              (FHA), 7.95%, 1/1/32          158,382
NR        A           1,000   Louisiana Public
                              Facilities Authority,
                              Multifamily
                              Housing - Windsor
                              Housing, 6.25%, 1/1/26
                              (2)                           969,860
Aaa       NR          1,900   New Orleans Home Mortgage
                              Authority, (AMT),
                              (GNMA/FNMA), 6.30%,
                              6/1/28                      1,904,161

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                     VALUE
-------------------------------------------------------------
                              HOUSING - (CONTINUED)
A         NR            350   Shreveport Housing
                              Finance Authority,
                              MFMB - U.S., Goodman
                              Plaza-Section 8 Assisted,
                              6.10%, 8/1/19                 337,036
NR        AAA           750   Shreveport Home Mortgage
                              Authority, (AMT),
                              (GNMA/FNMA), 6.00%,
                              8/1/28                        720,157
                                                        -----------
                                                        $10,398,786
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION
                              CONTROL - 11.6%
A3        A-         $1,750   City of Bastrop,
                              International Paper
                              Company, (AMT), 6.60%,
                              3/1/19                    $ 1,781,763
A3        A-            750   De Soto Parish,
                              International Paper
                              Company, (AMT), 7.70%,
                              11/1/18                       839,423
A3        A-            250   De Soto Parish,
                              International Paper
                              Company, (AMT), 6.55%,
                              4/1/19                        254,013
Baa3      BB+         1,000   Puerto Rico Port
                              Authority, American
                              Airlines, (AMT), 6.25%,
                              6/1/26                        993,190
Baa1      BBB+          150   South Louisiana Port
                              Commission, GATX
                              Terminals Corporation,
                              7.00%, 3/1/23                 155,721
                                                        -----------
                                                        $ 4,024,110
                                                        -----------
                              INSURED EDUCATION - 6.2%
Aaa       AAA        $  500   Louisiana Public
                              Facilities Authority,
                              Tulane University,
                              (AMBAC), 6.05%, 10/1/25   $   500,395
Aaa       AAA           625   Louisiana State
                              University, (MBIA),
                              5.50%, 7/1/26                 578,538
Aaa       AAA         1,100   Louisiana State
                              University and
                              Agricultural and
                              Mechanical College,
                              (FGIC), 5.75%, 7/1/14       1,077,098
                                                        -----------
                                                        $ 2,156,031
                                                        -----------
                              INSURED GENERAL
                              OBLIGATIONS - 4.8%
Aaa       AAA        $  500   East Baton Rouge Parish,
                              Public Improvement Sales
                              Tax Bonds, (FGIC), 5.90%,
                              2/1/17                    $   495,865
Aaa       AAA         3,000   New Orleans, (AMBAC),
                              0%, 9/1/15                    944,460
Aaa       AAA           250   Commonwealth of Puerto
                              Rico, Public Improvement
                              Bonds, (AMBAC), Variable,
                              7/1/15 (1)                    247,910
                                                        -----------
                                                        $ 1,688,235
                                                        -----------
                              INSURED HOSPITALS - 4.4%
Aaa       AAA        $  100   Louisiana Public
                              Facilities Authority, Our
                              Lady of the
                              Lake Regional Medical
                              Center, (MBIA), Variable,
                              12/1/14 (1)               $   102,840
Aaa       AAA         1,500   Ouachita Parish, Glenwood
                              Medical Center, (FSA),
                              5.75%, 5/15/21              1,436,970
                                                        -----------
                                                        $ 1,539,810
                                                        -----------
                              INSURED SPECIAL
                              TAX - 8.3%
Aaa       AAA        $2,000   Orleans Levee District,
                              (FSA), 5.95%, 11/1/14     $ 1,991,020
Aaa       AAA         1,000   Jefferson Parish School
                              Board, (AMBAC), 5.00%,
                              2/1/15                        897,640
                                                        -----------
                                                        $ 2,888,660
                                                        -----------
                              INSURED UTILITY - 0.5%
Aaa       AAA        $  150   City of Alexandria,
                              Utility Revenue Bonds,
                              (FGIC),
                              6.00%, 5/1/06             $   157,217
                                                        -----------
                              LIFE CARE - 4.0%
NR        BBB        $1,150   Louisiana Public
                              Facilities Authority,
                              Glen Retirement System,
                              6.70%, 12/1/25            $ 1,076,090
NR        NR            300   St. Tammany Public
                              Facilities Authority,
                              Christwood Project,
                              9.00%, 11/15/25               316,149
                                                        -----------
                                                        $ 1,392,239
                                                        -----------
                              SPECIAL TAX - 6.2%
Baa1      A          $1,500   Puerto Rico Highway and
                              Transportation Authority,
                              5.00%, 7/1/22             $ 1,305,960
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.00%, 7/1/36                 851,720
                                                        -----------
                                                        $ 2,157,680
                                                        -----------
                              TRANSPORTATION - 1.5%
A         A-         $  500   Mississippi River Bridge
                              Authority, Bridge Revenue
                              Bonds, Series 1992,
                              6.75%, 11/1/12 (2)        $   535,010
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                     VALUE
-------------------------------------------------------------
                              UTILITIES - 2.3%
Aa3       NR         $  150   De Soto Parish,
                              Southwestern Electric
                              Power Company,
                              7.60%, 1/1/19             $   169,947
Ba1       BB+           150   Pointe Coupe Parish, Gulf
                              States Utilities Co.,
                              6.70%, 3/1/13                 150,549
Baa2      BBB           500   St Charles Parish,
                              Louisiana Power and
                              Light, (AMT),
                              6.20%, 5/1/23                 483,514
                                                        -----------
                                                        $   804,010
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $34,274,641)              $34,778,418
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 24.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 9.9% of total investments.

                       See notes to financial statements

                         Maryland Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              COGENERATION - 1.2%
NR        NR         $1,250   Maryland Energy
                              Cogeneration (AES
                              Warrior Run Project)
                              (AMT), 7.40%, 9/1/19     $  1,299,525
                                                        -----------
                              EDUCATION - 1.0%
Aa        AA+        $1,000   University of Maryland
                              Auxiliary Facilities &
                              Tuition, 6.30%, 2/1/10   $  1,057,510
                                                        -----------
                              ELECTRIC
                              UTILITIES - 7.6%
A2        A          $3,000   Calvert, Maryland PCR
                              (Baltimore Gas &
                              Electric Company),
                              5.55%, 7/15/14           $  2,891,190
NR        BBB         2,500   Guam Power Authority,
                              5.25%, 10/1/13              2,239,750
NR        BBB           750   Guam Power Authority,
                              6.625%, 10/1/14               770,737
A1        A           2,225   Prince Georges, Maryland
                              PCR (Potomac Electric),
                              6.375%, 1/15/23             2,322,077
                                                        -----------
                                                       $  8,223,754
                                                        -----------
                              ESCROWED - 5.8%
Aaa       NR         $1,125   Baltimore, Maryland
                              Single Family Mortgage
                              (Inner Harbor), 8.00%,
                              12/1/10                  $  1,349,692
Aaa       AAA           500   Maryland Health & Higher
                              Educational (University
                              of Maryland) (FGIC),
                              6.50%, 7/1/21                 537,940
NR        AAA         1,000   Commonwealth of Puerto
                              Rico Public Improvement,
                              6.80%, 7/1/21               1,116,150
Aaa       AAA         1,500   Puerto Rico Public
                              Buildings Authority,
                              6.875%, 7/1/21              1,679,895
NR        AAA         1,000   University of Maryland
                              System Auxiliary
                              Facility and Tuition,
                              6.50%, 4/1/11               1,078,200
NR        AAA           175   University of Maryland
                              System Auxiliary
                              Facility and Tuition,
                              6.50%, 4/1/12                 192,931
Aa        NR            310   Worcester, Maryland
                              Sanitary District,
                              6.55%, 8/15/17                341,245
                                                        -----------
                                                       $  6,296,053
                                                        -----------
                              GENERAL OBLIGATIONS - 4.4%
Aa        AA-        $1,000   Hartford, Maryland,
                              4.90%, 12/1/10           $    929,990
A1        AA-           230   Prince Georges,
                              Maryland, 5.00%, 1/15/11
                              (2)                           214,981
Baa1      A           2,000   Puerto Rico, 6.50%,
                              7/1/23                      2,111,160

NR        NR            750   Virgin Islands Public
                              Finance Authority, 7.25%
                              10/1/18                       790,133
Aa1       AA            500   Washington, Maryland
                              Suburban Sanitary
                              District, 6.20%, 6/1/11       524,330
Aa        NR            190   Worcester, Maryland
                              Sanitary District,
                              6.55%, 8/15/17                200,070
                                                        -----------
                                                       $  4,770,664
                                                        -----------
                              HOSPITALS - 20.9%
NR        NR         $  485   Berlin, Maryland
                              (Atlantic General
                              Hospital), 8.375%,
                              6/1/22                   $    510,351
A1        A           3,500   Maryland Health & Higher
                              Educational (Good
                              Samaritan Hospital),
                              5.75%, 7/1/19               3,404,345
A         A           1,500   Maryland Health & Higher
                              Educational (Memorial
                              Hospital of Cumberland),
                              6.50%, 7/1/17               1,540,455
A1        A           3,550   Maryland Health & Higher
                              Educational (Suburban
                              Hospital), 5.125%,
                              7/1/21                      3,151,299
Baa1      NR          2,500   Maryland Health & Higher
                              Educational (Union
                              Hospital of Cecil),
                              6.70%, 7/1/22               2,548,350
A         A             700   Maryland Health & Higher
                              Educational (Penninsula
                              Regional Medical
                              Center), 5.00%, 7/1/23        596,449
Baa1      BBB         1,250   Maryland Health & Higher
                              Educational (Howard
                              County General
                              Hospital), 5.50%, 7/1/25    1,079,313
Baa       NR          1,355   Prince Georges, Maryland
                              (Greater Southeast
                              Healthcare System),
                              6.375%, 1/1/13              1,275,705
Baa       NR          4,500   Prince Georges, Maryland
                              (Greater Southeast
                              Healthcare System),
                              6.375%, 1/1/23              4,123,080
A         NR          5,000   Prince Georges, Maryland
                              (Dimensions Health),
                              5.30%, 7/1/24               4,424,500
                                                        -----------
                                                       $ 22,653,847
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              HOUSING - 7.6%
Aa        NR         $3,000   Maryland CDA Single
                              Family (AMT), 6.75%,
                              4/1/26                   $  3,091,380
Aa        NR            245   Maryland CDA Single
                              Family 6.85%, 4/1/11          256,564
Aa        NR            960   Maryland CDA Single
                              Family (AMT), 6.80%,
                              4/1/22                        984,969
Aa        NR            750   Maryland CDA Single
                              Family (AMT), 6.80%,
                              4/1/24                        769,508
Aa        NR          1,810   Maryland CDA Multi
                              Family (FHA), 6.70%,
                              5/15/27                     1,858,924
Aa        NR          1,000   Maryland CDA Multi
                              Family (FHA) (AMT),
                              6.70%, 5/15/36              1,024,400
NR        AAA           300   Prince Georges, Maryland
                              (Antoinette Gardens
                              Apartments) (FHA),
                              7.00%, 3/1/28                 314,019
                                                        -----------
                                                       $  8,299,764
                                                        -----------
                              INDUSTRIAL DEVELOPMENT/
                              POLLUTION CONTROL
                              REVENUE - 13.7%
A1        A          $1,350   Allegany, Maryland
                              (Westvaco Corporation
                              Project), 6.20%, 1/1/08  $  1,429,245
A2        A             400   Anne Arundel, Maryland
                              (Bethlehem Steel),
                              6.00%, 4/1/24                 400,552
NR        NR          1,350   Baltimore, Maryland
                              (Bethlehem Steel
                              Corporation Project),
                              7.50%, 6/1/15               1,399,761
Aa3       AA-         2,000   Baltimore, Maryland
                              (Consolidated Coal Sales
                              Company-E.I. Dupont),
                              6.50%, 12/1/10              2,139,940
Aa3       AA          2,000   Baltimore, Maryland
                              (Consolidated Coal Sales
                              Company-E.I. Dupont),
                              6.50%, 10/1/11              2,140,760
NR        AA-         1,425   Frederick, Maryland EDA
                              (Cargill, Inc. Project),
                              6.30%, 11/1/09 (2)          1,517,525
A2        NR          2,600   Puerto Rico IM&E
                              (American Home), 5.10%,
                              12/1/18                     2,326,194
Baa3      BB+         1,500   Puerto Rico Port
                              Authority (American
                              Airlines) (AMT), 6.30%,
                              6/1/23                      1,499,805
Baa3      BB+         2,000   Puerto Rico Port
                              Authority (American
                              Airlines) (AMT), 6.25%,
                              6/1/26                      1,986,380
                                                        -----------
                                                       $ 14,840,162
                                                        -----------
                              INSURED EDUCATION - 1.1%
Aaa       AAA        $1,200   Morgan State University,
                              Maryland Academic and
                              Facilities (MBIA),
                              6.10%, 7/1/20            $  1,262,016
                                                        -----------
                              INSURED ELECTRIC UTILITIES - 3.7%
Aaa       AAA        $4,000   Montgomery, Maryland
                              PCR - Potomac Electric
                              (2nd MBIA), 5.375%,
                              2/15/24                  $  3,716,040
Aaa       AAA           250   Puerto Rico Electric
                              Power Authority
                              (STRIPES) (FSA),
                              Variable, 7/1/03 (1)          268,683
                                                        -----------
                                                       $  3,984,723
                                                        -----------
                              INSURED HOSPITALS - 6.1%
Aaa       AAA        $1,365   Maryland Health & Higher
                              Educational (Washington
                              Community Hospital)
                              (AMBAC), 6.375%, 7/1/22  $  1,438,191
Aaa       AAA         3,500   Maryland Health & Higher
                              Educational (Anne
                              Arundel Hospital)
                              (AMBAC), 5.00%, 7/1/23      3,015,040
Aaa       AAA         2,150   Puerto Rico IM&E
                              Hospital (MBIA), 6.25%,
                              7/1/24                      2,212,350
                                                        -----------
                                                       $  6,665,581
                                                        -----------
                              INSURED HOUSING - 0.7%
Aaa       AAA        $  235   Maryland CDA Housing and
                              Community Development
                              (AMBAC), 6.625%, 6/1/12  $    250,797
Aaa       AAA           500   Prince Georges, Maryland
                              (Keystone Apartments)
                              (FHA) (MBIA), 6.80%,
                              7/1/25                        515,015
                                                        -----------
                                                       $    765,812
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED MISCELLANEOUS - 3.8%
Aaa       AAA        $3,370   Maryland Health & Higher
                              Educational (Johns
                              Hopkins Parking)
                              (AMBAC), 5.50%, 7/1/26   $  3,181,550
Aaa       AAA         1,000   Maryland State Stadium
                              Authority (AMBAC),
                              5.80%, 3/1/26                 964,460
                                                        -----------
                                                       $  4,146,010
                                                        -----------
                              INSURED SOLID WASTE - 4.8%
Aaa       AAA        $5,000   NE Maryland Solid Waste
                              Disposal (2nd MBIA)
                              (AMT), 6.30%, 7/1/16     $  5,180,700
                                                        -----------
                              INSURED TRANSPORTATION - 4.5%
Aaa       AAA        $2,000   Baltimore, Maryland
                              International Airport
                              (AMT) (FGIC), 6.25%,
                              7/1/14                   $  2,057,420
Aaa       AAA         3,000   Washington, D.C. Metro
                              Area Transportation
                              (FGIC), 5.25%, 7/1/14       2,824,290
                                                        -----------
                                                       $  4,881,710
                                                        -----------
                              INSURED WATER & SEWER - 8.6%
Aaa       AAA        $  500   Baltimore, Maryland
                              Water (FGIC), 5.00%,
                              7/1/24                   $    443,160
Aaa       AAA         2,000   Baltimore, Maryland
                              Wastewater (MBIA),
                              5.65%, 7/1/20               1,941,240
Aaa       AAA         2,550   Baltimore, Maryland
                              Wastewater (FGIC),
                              5.00%, 7/1/22               2,253,588
Aaa       AAA         3,000   Baltimore, Maryland
                              Water (FGIC), 5.50%,
                              7/1/26                      2,852,370
Aaa       AAA         2,000   Baltimore, Maryland
                              Sewer (FGIC), 5.50%,
                              7/1/26                      1,904,300
                                                        -----------
                                                       $  9,394,658
                                                        -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 1.0%
NR        BBB        $1,250   PR IM&E Guaynabo Lease,
                              5.625%, 7/1/22           $  1,129,712
                                                        -----------

                              MISCELLANEOUS - 0.9%
A         NR         $1,000   Baltimore, Maryland
                              Revenue Authority,
                              5.375%, 7/1/18           $    920,990
                                                        -----------
                              TRANSPORTATION - 1.6%
NR        BBB        $1,700   Guam Airport Authority
                              (AMT), 6.70%, 10/1/23    $  1,717,119
                                                        -----------
                              WATER & SEWER - 1.0%
Aa        AA         $1,000   Maryland Water Quality
                              Financing Administration
                              Revolving Loan Fund,
                              6.55%, 9/1/14            $  1,063,330
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $107,316,217)            $108,553,640
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 37.30% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 13.7% of total investments.

                       See notes to financial statements

                         Missouri Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              EDUCATION - 3.0%
A         NR         $2,750   Missouri Higher
                              Education Loan
                              Authority, Student Loan,
                              (AMT), 5.45%, 2/15/09    $  2,539,158
                                                        -----------
                              ESCROWED - 6.0%
Aaa       AAA        $  240   Missouri Health &
                              Education Authority, St.
                              Louis Children's, (MBIA)
                              6.25%, 5/15/12           $    260,446
Aaa       AAA           350   State of Missouri,
                              Regional Convention &
                              Sports Complex
                              Authority, 6.80%,
                              8/15/11                       389,382
Aaa       AAA           425   Missouri Health &
                              Education Authority,
                              Christian Health, (FGIC)
                              6.875%, 2/15/21               469,128
NR        AAA         1,000   St. Louis County,
                              Mortgage Revenue,
                              (GNMA), 5.40%, 1/1/16         953,790
Aaa       AAA           250   St. Louis County,
                              Regional Convention &
                              Sports Complex
                              Authority, 7.00%,
                              8/15/11                       281,048
Aaa       AAA           600   St. Louis County,
                              Pattonville School
                              District, (FGIC) 6.25%,
                              2/1/10                        641,837
Aaa       AAA         2,000   City of Sikeston,
                              Electric System, (MBIA)
                              6.25%,
                              6/1/22 (2)                  2,182,680
                                                        -----------
                                                       $  5,178,311
                                                        -----------
                              GENERAL OBLIGATIONS - 4.0%
Baa1      A          $1,750   Commonwealth of Puerto
                              Rico, 5.40%, 7/1/25      $  1,606,675
Baa1      A             700   Commonwealth of Puerto
                              Rico, 5.00%, 7/1/21           614,250
Baa1      A             500   Commonwealth of Puerto
                              Rico, Aqueduct and
                              Sewer, 5.00%, 7/1/19          442,205
NR        NR            650   Virgin Islands Public
                              Finance Authority,
                              7.25%, 10/1/18                684,782
                                                        -----------
                                                       $  3,347,912
                                                        -----------
                              HEALTHCARE - 0.4%
Baa1      NR         $  300   Cass County, Fox Springs
                              Living Center, 7.375%,
                              10/1/22                  $    316,842
                                                        -----------

                              HOSPITALS - 9.5%
Baa       NR         $2,000   Missouri Health &
                              Education Authority,
                              Jefferson Memorial,
                              6.00%, 8/15/23           $  1,783,180
Aa        AA          3,250   Missouri Health &
                              Education Authority,
                              Barnes Jewish Christian,
                              5.25%, 5/15/14              3,053,570
Baa       NR          1,900   Missouri Health &
                              Education Authority,
                              Jefferson Memorial,
                              6.80%, 5/15/25              1,878,473
Aa        AA          1,000   Missouri Health &
                              Education Authority,
                              Sisters of Mercy, 6.25%,
                              6/1/15                      1,040,260
NR        BBB+          500   Missouri Health &
                              Education Authority,
                              Lake of the Ozarks,
                              6.50%, 2/15/21                493,945
                                                        -----------
                                                       $  8,249,428
                                                        -----------
                              HOUSING - 3.0%
NR        AAA        $  915   Missouri Housing
                              Development Authority
                              SFMR, (AMT), (GNMA)
                              7.25%, 9/1/26            $  1,001,367
NR        AAA         1,000   Missouri Housing
                              Development Authority
                              SFMR, (GNMA), 6.45%,
                              9/1/27                      1,007,450
NR        AAA           535   Missouri Housing
                              Development Authority
                              SFMR, (AMT), (GNMA)
                              6.75%, 6/1/24                 554,795
                                                        -----------
                                                       $  2,563,612
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 11.7%
NR        BBB-       $1,065   Jefferson County, Kmart
                              Corporation, 6.40%,
                              8/1/08                   $    979,992
NR        NR          1,300   Kansas City, AFCO CARGO
                              MCI, (AMT), 8.50%,
                              1/1/17                      1,408,095
A3        NR          1,200   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              American Cyanamid
                              Company, 5.80%, 9/1/09      1,220,820
A2        NR          1,000   Commonwealth of Puerto
                              Rico, American Home
                              Products, 5.10%, 12/1/18      894,690

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - (CONTINUED)
Baa3      BB+         2,000   Commonwealth of Puerto
                              Rico, Port Authority,
                              American Airlines (AMT),
                              6.25%, 6/1/26               1,986,380
A1        AA-         3,750   St Louis IDA, Anheuser-
                              Busch Project (AMT),
                              5.875%, 11/1/26             3,603,975
                                                        -----------
                                                       $ 10,093,952
                                                        -----------
                              INSURED TRANSPORTATION - 0.6%
Aaa       AAA        $  500   City of St. Louis, St.
                              Louis-Lambert
                              International Airport,
                              (AMT), (FGIC) 6.125%,
                              7/1/15                   $    507,225
                                                        -----------
                              INSURED EDUCATION - 2.6%
Aaa       AAA        $2,500   Missouri Health and
                              Education, St Louis
                              University, (AMBAC)
                              5.20%, 10/1/26           $  2,238,775
                                                        -----------
                              INSURED GENERAL
                              OBLIGATIONS - 2.5%
Aaa       AAA        $1,250   Kansas City School
                              District, (FGIC) 5.00%,
                              2/1/14                   $  1,138,688
Aaa       AAA           500   Commonwealth of Puerto
                              Rico, (AMBAC), 7/1/15
                              (1)                           495,820
Aaa       AAA           500   Commonwealth of Puerto
                              Rico, (FSA), 7/1/22 (1)       503,790
                                                        -----------
                                                       $  2,138,298
                                                        -----------
                              INSURED
                              HOSPITALS - 15.4%
Aaa       AAA        $1,000   Jackson County,
                              Carondelet Health
                              System, St. Mary's,
                              (MBIA) 5.75%, 7/1/24 (4) $    979,520
Aaa       AAA           800   Jackson County, St.
                              Joseph's Health System,
                              (MBIA) 6.50%, 7/1/19          839,856
Aaa       AAA         1,000   Jackson County, St.
                              Joseph's Health System,
                              (MBIA) 6.50%, 7/1/12        1,056,270
Aaa       AAA           500   Missouri Health &
                              Education Authority,
                              Sisters of St. Mary,
                              (MBIA) 6.25%, 6/1/07          528,805
Aaa       AAA         1,000   Missouri Health &
                              Education Authority,
                              Sisters of St. Mary,
                              (MBIA) 6.25%, 6/1/16        1,031,400
Aaa       AAA         1,500   Missouri Health &
                              Education Authority,
                              Heartland Health System,
                              (AMBAC) 6.35%, 11/15/17     1,558,980
Aaa       AAA         2,900   Missouri Health &
                              Education Authority,
                              Lester Cox Medical
                              Center, (MBIA) 5.35%,
                              6/1/10                      2,849,946
Aaa       AAA         2,000   Missouri Health &
                              Education Authority, St.
                              Luke's Health System,
                              (MBIA) 5.125%, 11/15/19     1,814,660
Aaa       AAA           575   Missouri Health &
                              Education Authority, St.
                              Louis Children's, (MBIA)
                              0%, 5/15/08                   304,859
Aaa       AAA         9,500   Missouri Health &
                              Education Authority,
                              Lester Cox Medical
                              Center, (MBIA) 0%,
                              9/1/20                      2,216,350
                                                        -----------
                                                       $ 13,180,646
                                                        -----------
                              INSURED HOUSING - 1.9%
Aaa       AAA        $1,500   City of Springfield, SCA
                              Realty Multifamily
                              Mortgage Receipts, (FSA)
                              7.10%, 1/1/30            $  1,619,430
                                                        -----------
                              INSURED
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 4.9%
Aaa       AAA        $1,750   Kansas City Municipal
                              Assistance Corp., Bartle
                              Hall Convention,
                              (AMBAC), 5.00%, 4/15/20     1,562,838
Aaa       AAA         1,000   Kansas City Municipal
                              Assistance Corp., Bartle
                              Hall Convention,
                              (AMBAC), 5.60%, 4/15/16  $    977,820
Aaa       AAA           600   Kansas City School
                              District, Building
                              Corporation, (FGIC)
                              6.50%, 2/1/08                 645,798
Aaa       AAA           500   St. Charles County,
                              Public Facilities
                              Authority, (FGIC)
                              6.375%, 3/15/07               528,235
Aaa       AAA           500   St. Louis County
                              Municipal Finance Corp.,
                              Civil Courts Building,
                              (FGIC) 5.75%, 8/1/13          501,090
                                                        -----------
                                                       $  4,215,781
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED UTILITIES - 7.2%
Aaa       AAA        $5,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              Union Electric Project,
                              (AMT), (AMBAC), 5.45%,
                              10/1/28                  $  4,538,000
Aaa       AAA           700   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, (FSA) 7/1/03
                              (1)                           752,311
Aaa       AAA         1,000   City of Sikeston,
                              Electric System, (MBIA)
                              5.00%, 6/1/22                 888,760
                                                        -----------
                                                       $  6,179,071
                                                        -----------
                              INSURED WATER & SEWER - 1.8%
Aaa       AAA        $1,500   City of St. Louis,
                              (FGIC) 6.00%, 7/1/14     $  1,536,735
                                                        -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 8.3%
A         BBB+       $3,000   St. Louis County,
                              Regional Convention &
                              Sports Complex
                              Authority, 5.50%,
                              8/15/13                  $  2,766,750
A1        A+          2,000   State of Missouri,
                              Regional Convention &
                              Sports Complex
                              Authority, 5.50%,
                              8/15/21                     1,820,980
A         BBB+        1,000   St. Louis County,
                              Regional Convention &
                              Sports Complex
                              Authority, 5.75%,
                              8/15/21                       917,170
NR        NR          1,500   City of St. Louis,
                              Regional Convention &
                              Sports Complex
                              Authority, 7.90%,
                              8/15/21                     1,643,805
                                                        -----------
                                                       $  7,148,705
                                                        -----------
                              LIFE CARE - 3.5%
NR        NR         $  950   Kansas City, Retirement
                              Facilities, Kingswood
                              United Methodist, 9.00%,
                              11/15/13 (4)             $  1,024,110
NR        NR          2,000   Missouri Health &
                              Education Authority,
                              Lutheran Hospital,
                              6.375%, 2/1/27 (3)          1,970,000
                                                        -----------
                                                       $  2,994,110
                                                        -----------
                              NURSING HOMES - 3.0%
NR        NR         $1,000   Kansas City, Encore
                              Nursing Center, Beverly
                              Enterprises, 8.00%,
                              12/1/02                  $  1,040,990
NR        NR            500   Missouri Health &
                              Education Authority,
                              Bethesda Health Group,
                              6.625%, 8/15/05               493,850
NR        NR          1,000   Missouri Health &
                              Education Authority,
                              Bethesda Health Group,
                              7.50%, 8/15/12              1,013,190
                                                        -----------
                                                       $  2,548,030
                                                        -----------
                              SPECIAL TAX REVENUE - 2.3%
Baa1      A          $1,000   Commonwealth of Puerto
                              Rico, Highway &
                              Transportation
                              Authority, 6.625%,
                              7/1/12                   $  1,057,520
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, Highway &
                              Transportation
                              Authority, 5.50%, 7/1/17      947,720
                                                        -----------
                                                       $  2,005,240
                                                        -----------
                              TRANSPORTATION - 1.1%
NR        NR         $1,000   Lake of the Ozarks
                              Community Board,
                              Missouri Bridge System,
                              6.40%, 12/1/25 (4)       $    948,150
                                                        -----------
                              UTILITIES - 3.0%
NR        BBB        $1,010   Guam Power Authority,
                              6.30%, 10/1/22           $  1,009,929
Baa1      A-          1,500   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, 6.375%,
                              7/1/24                      1,535,535
                                                        -----------
                                                       $  2,545,464
                                                        -----------
                              WATER & SEWER - 4.3%
Aa        NR         $  800   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              6.875%, 6/1/14           $    867,141
Aa        NR            475   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              6.45%, 7/1/08                 514,245
Aa        NR            500   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              6.55%, 7/1/14                 534,385

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY            VALUE
-------------------------------------------------------------
                              WATER & SEWER - (CONTINUED)
Aa        NR          1,250   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              7.20%, 7/1/16 (4)           1,417,800
Aa        NR          1,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, 0%,
                              1/1/14                        351,960
                                                        -----------
                                                       $  3,685,531
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $83,659,501)             $ 85,780,406
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
(3) When-issued security
(4) Security has been segregated to cover when-issued securities.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 41.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 17.4% of total investments.

                       See notes to financial statements

                      North Carolina Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              EDUCATION - 2.2%
Aa1       AA+        $1,000   North Carolina
                              Educational Facilities
                              Finance Agency, Duke
                              University, 6.75%,
                              10/1/21                  $  1,079,530
NR        AAA         1,000   North Carolina
                              Educational Facilities
                              Finance Agency, Elon
                              College, (CLEE), 6.375%,
                              1/1/07                      1,051,440
Aa        AA          2,000   University of North
                              Carolina at Chapel Hill,
                              5.25%, 2/15/19              1,837,000
                                                        -----------
                                                       $  3,967,970
                                                        -----------
                              ESCROWED - 3.5%
Aa        AA-        $2,450   Pitt County Memorial
                              Hospital, Prerefunded to
                              12/1/01, 6.90%, 12/1/21  $  2,721,386
NR        AAA           150   Puerto Rico General
                              Obligation, Prerefunded
                              to 7/1/00, 7.30%, 7/1/20      167,003
Aaa       AAA         1,500   Puerto Rico Public
                              Building Authority,
                              Prerefunded to 7/1/02,
                              6.875%, 7/1/12              1,679,895
Aaa       A-          1,000   Puerto Rico Electric
                              Power Authority,
                              Prerefunded to 7/1/01,
                              7.00%, 7/1/21               1,117,790
Baa1      AAA           635   Puerto Rico Electric
                              Power Authority,
                              Prerefunded to 7/1/99,
                              7.125%, 7/1/14                690,232
                                                        -----------
                                                       $  6,376,306
                                                        -----------
                              GENERAL OBLIGATIONS - 6.0%
A         A-         $  175   Eden, Water and Sewer
                              Bonds, (AMT), 6.75%,
                              6/1/08                   $    186,757
Aaa       AAA         3,550   North Carolina, 4.75%,
                              2/1/12                      3,196,917
Baa1      A           5,500   Puerto Rico Aqueduct and
                              Sewer Authority, 5.00%,
                              7/1/19                      4,864,255
NR        NR          2,550   Virgin Islands, 7.25%,
                              10/1/18                     2,686,450
                                                        -----------
                                                       $ 10,934,379
                                                        -----------
                              HOSPITALS - 19.2%
Aa        AA         $2,090   Charlotte-Mecklenberg
                              Hospital, 0%, 1/1/06     $  1,264,889
Aa        AA         10,380   Charlotte-Mecklenberg
                              Hospital, 5.875%,
                              1/15/26                    10,200,945
Aa        AA          1,700   North Carolina Medical
                              Care Commission,
                              Carolina Medicorp,
                              6.00%, 5/1/21               1,701,870

NR        A           5,500   North Carolina Medical
                              Care Commission, Mercy
                              Hospital, 6.50%, 8/1/08     5,758,720
Aa        AA          3,000   North Carolina Medical
                              Care Commission, North
                              Carolina Baptist
                              Hospital, 6.00%, 6/1/22     3,008,850
Aa        AA          1,700   North Carolina Medical
                              Care Commission,
                              Presbyterian Health
                              Services, 6.00%, 10/1/24    1,695,325
A1        A+          5,000   North Carolina Medical
                              Care Commission, Rex
                              Hospital, 6.125%, 6/1/10    5,007,750
NR        BBB+        2,500   North Carolina Medical
                              Care Commission,
                              Roanoke-Chowan Hospital,
                              7.75%, 10/1/19              2,616,700
Aa        AA-         1,500   Pitt County Memorial
                              Hospital, 5.25%, 12/1/21    1,369,020
Aa        AA-         2,380   University of North
                              Carolina at Chapel Hill
                              Hospital, 6.00%, 2/15/24    2,379,881
                                                        -----------
                                                       $ 35,003,950
                                                        -----------
                              HOUSING - 12.1%
NR        AAA        $1,900   Charlotte Housing
                              Authority, Double Oaks,
                              (FHA), (FNMA), 7.35%,
                              5/15/26                  $  2,050,328
Aa        A+          1,250   North Carolina HFA,
                              SFMR, (AMT), 6.20%,
                              9/1/27                      1,249,975
Aa        AA          2,000   North Carolina HFA,
                              MFMR, 6.45%, 9/1/27         2,004,800
Aa        A+          2,105   North Carolina HFA,
                              SFMR, (AMT), 6.60%,
                              9/1/26                      2,166,971
Aa        AA          2,250   North Carolina HFA,
                              MFMR, 6.70%, 1/1/26         2,343,330
Aa        A+          3,880   North Carolina HFA,
                              SFMR, (AMT), 6.70%,
                              9/1/26                      4,009,126
Aa        AA          4,395   North Carolina HFA,
                              MFMR, 6.85%, 7/1/13         4,644,636
Aa        A+            855   North Carolina HFA,
                              SFMR, 6.95%, 3/1/17           899,204
Aa        A+            880   North Carolina HFA,
                              SFMR, (AMT), 7.05%,
                              9/1/20                        919,978

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY            VALUE
-------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA          1,500   North Carolina HFA,
                              SFMR, (AMT), 6.30%,
                              3/1/26                      1,490,040
Aaa       AAA           130   Puerto Rico HFC, SFMR,
                              (GNMA), 6.85%, 10/15/23       135,621
                                                        -----------
                                                       $ 21,914,009
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 13.6%
Baa1      BBB        $3,200   Haywood County IDA,
                              Champion International
                              Corporation, (AMT),
                              5.50%, 10/1/18 (2)       $  2,936,000
Baa1      BBB         1,500   Haywood County IDA,
                              Champion International
                              Corporation, (AMT),
                              5.75%, 12/1/25              1,375,320
Baa1      NR          1,000   Haywood County IDA,
                              Champion International
                              Corporation, 6.00%,
                              3/1/20                        970,610
Baa1      NR          1,350   Haywood County IDA,
                              Champion International
                              Corporation, (AMT),
                              6.25%, 9/1/25               1,332,194
A2        A           3,500   Martin County IDA,
                              Weyerhaeuser Company
                              Project, (AMT), 6.00%,
                              11/1/25                     3,405,780
A2        A           4,250   Martin County IDA,
                              Weyerhaeuser Company
                              Project, (AMT), 6.80%,
                              5/1/24                      4,448,433
Baa2      BBB         2,500   New Hanover County IDA,
                              Occidental Petroleum
                              Corporation, 6.70%,
                              7/1/19                      2,610,875
Baa3      BB+         5,155   Puerto Rico Port
                              Authority, American
                              Airlines, (AMT), 6.25%,
                              6/1/26                      5,119,894
Baa3      BB+         1,500   Raleigh-Durham Airport
                              Authority, American
                              Airlines, 9.40%, 11/1/00    1,681,995
NR        AA            850   Robeson County IDA,
                              Campbell Soup Company,
                              6.40%, 12/1/06                918,876
                                                        -----------
                                                       $ 24,799,977
                                                        -----------
                              INSURED GENERAL
                              OBLIGATIONS - 2.5%
Aaa       AAA        $1,000   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)     $    991,640
Aaa       AAA         3,500   Puerto Rico, (FSA),
                              Variable, 7/1/22 (1)        3,526,530
                                                        -----------
                                                       $  4,518,170
                                                        -----------
                              INSURED HOSPITALS - 8.6%
Aaa       AAA        $2,000   Catawba County, Catawba
                              Memorial Hospital,
                              (AMBAC), 6.20%, 10/1/12  $  2,052,160
Aaa       AAA           500   Cumberland County
                              Hospital, (MBIA), 0%,
                              10/1/09                       232,620
Aaa       AAA         1,100   New Hanover County
                              Medical Center, 5.75%,
                              10/1/26                     1,060,367
Aaa       AAA         3,750   North Carolina Medical
                              Care Commission, Moore
                              Regional Hospital,
                              (FGIC), 5.00%, 10/1/18      3,311,025
Aaa       AAA         1,750   North Carolina Medical
                              Care Commission, Moore
                              Regional Hospital,
                              (FGIC), 5.20%, 10/1/13      1,635,288
Aaa       AAA         2,500   North Carolina Medical
                              Care Commission, Wesley-
                              Long Community Hospital,
                              (AMBAC), 5.25%, 10/1/17     2,288,450
Aaa       AAA           935   North Carolina Medical
                              Care Commission,
                              Memorial Mission
                              Hospital, (FSA), 0%,
                              10/1/06                       530,836
Aaa       AAA         5,000   North Carolina Medical
                              Care Commission, St.
                              Joseph's Medical Center,
                              (AMBAC), 5.10%, 10/1/14     4,579,600
                                                        -----------
                                                       $ 15,690,346
                                                        -----------
                              INSURED LEASE/CERTIFICATES OF
                              PARTICIPATION - 8.4%
Aaa       AAA        $4,500   Charlotte, Convention
                              Facility, (AMBAC),
                              5.25%, 12/1/13           $  4,232,070
Aaa       AAA         1,475   Concord County, (MBIA),
                              5.75%, 6/1/16               1,442,521
Aaa       AAA         1,750   Duplin County, (FGIC),
                              5.25%, 8/1/14               1,623,335
Aaa       AAA         1,575   Franklin, (FGIC),
                              6.625%, 6/1/14              1,676,493

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY            VALUE
-------------------------------------------------------------
                              INSURED LEASE/CERTIFICATES OF
                              PARTICIPATION - (CONTINUED)
Aaa       AAA         5,000   Iredell County, Iredell-
                              Statesville Schools,
                              (FGIC), 6.125%, 6/1/07      5,213,450
Aaa       AAA         1,000   Mooresville School
                              District, (AMBAC),
                              6.35%, 10/1/14              1,046,130
                                                        -----------
                                                       $ 15,233,999
                                                        -----------
                              INSURED UTILITIES - 6.6%
Aaa       AAA        $5,500   North Carolina Municipal
                              Power Authority, Catawba
                              Electric, (AMBAC),
                              5.75%, 1/1/15            $  5,413,870
Aaa       AAA         4,000   North Carolina Municipal
                              Power Authority, Catawba
                              Electric, (MBIA), 6.72%,
                              1/1/12 (1)                  3,651,000
Aaa       AAA         1,500   North Carolina Eastern
                              Municipal Power
                              Authority, (FSA),
                              Variable, 1/1/19 (1)        1,397,190
Aaa       AAA         1,400   Puerto Rico Electric
                              Power Authority,
                              (Stripes), (FSA),
                              Variable, 7/1/02 (1)        1,494,178
                                                        -----------
                                                       $ 11,956,238
                                                        -----------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - 3.7%
A1        A-         $2,065   Buncombe County,
                              6.625%, 12/1/10          $  2,207,133
NR        AA            825   Durham County, 6.10%,
                              7/15/07                       869,080
Aa        AA            985   Durham County, 6.75%,
                              12/1/11                     1,059,762
A1        AA          2,400   Greensboro, Greensboro
                              Coliseum Arena, 6.75%,
                              12/1/09                     2,577,624
                                                        -----------
                                                       $  6,713,599
                                                        -----------
                              SPECIAL TAX REVENUE - 2.9%
Baa1      BBB+       $  200   Puerto Rico Finance
                              Authority, 7.90%, 7/1/07 $    214,378
Baa1      A           4,000   Puerto Rico Highway and
                              Transportation
                              Authority, 5.25%, 7/1/20    3,626,600
Baa1      A           1,490   Puerto Rico Highway and
                              Transportation
                              Authority, 5.50%, 7/1/15    1,435,764
                                                        -----------
                                                       $  5,276,742
                                                        -----------
                              TRANSPORTATION - 0.6%
NR        BBB        $1,000   Guam Airport Authority,
                              (AMT), 6.70%, 10/1/23    $  1,010,070
                                                        -----------
                              UTILITIES - 9.1%
A2        A          $1,015   Chatham County
                              Industrial Facilities
                              and Pollution, Carolina
                              Power & Light, 6.30%,
                              6/15/14                  $  1,079,960
A         A-            550   North Carolina Municipal
                              Power Authority, Catawba
                              Electric, 7.00%, 1/1/16       568,062
A         BBB+        3,200   North Carolina Municipal
                              Power, Eastern Power,
                              6.00%, 1/1/26               3,096,864
A         BBB+        5,000   North Carolina Municipal
                              Power, Eastern Power,
                              6.125%, 1/1/09              5,092,600
Baa1      BBB+        2,000   Puerto Rico Electric
                              Power Authority, 0%,
                              7/1/17                        555,240
Baa1      BBB+        1,000   Puerto Rico Electric
                              Power Authority, 5.25%,
                              7/1/21                        886,100
Baa1      BBB+        3,000   Puerto Rico Electric
                              Power Authority, 5.50%,
                              7/1/25                      2,719,260
Baa1      BBB+        2,000   Puerto Rico Electric
                              Power Authority, 6.00%,
                              7/1/16                      1,965,680
Baa1      BBB+          365   Puerto Rico Electric
                              Power Authority, 7.125%,
                              7/1/14                        389,908
NR        NR            250   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/1/11                        263,190
                                                        -----------
                                                       $ 16,616,864
                                                        -----------
                              WATER AND SEWER - 1.0%
Aa        AA         $2,000   Orange County, Water &
                              Sewer, 5.20%, 7/1/16     $  1,830,920
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $173,941,735)            $181,843,539
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 25.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 11.3% of total investments.

                       See notes to financial statements

                          Oregon Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY            VALUE
-------------------------------------------------------------
                              COGENERATION - 1.7%
NR        NR         $2,000   Western Generation
                              Agency, Wauna
                              Cogeneration Project,
                              (AMT), 7.40%, 1/1/16     $  2,102,220
                                                        -----------
                              EDUCATION - 2.8%
NR        A+         $2,750   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Reed College
                              Project, 5.375%, 7/1/25  $  2,491,032
A         NR          1,000   City of Salem,
                              Educational Facilities,
                              Willamette University
                              Project, 6.10%, 4/1/14      1,006,420
                                                        -----------
                                                       $  3,497,452
                                                        -----------
                              ESCROWED - 3.7%
A1        AAA        $2,000   City of Medford, Rogue
                              Valley Memorial
                              Hospital, 6.25%, 12/1/07 $  2,180,400
NR        A+          1,250   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Reed College
                              Project, 6.75%, 7/1/21      1,378,150
NR        AAA           200   Commonwealth of Puerto
                              Rico, Highway &
                              Transportation
                              Authority, 6.625%,
                              7/1/18                        221,468
Baa1      A             800   Commonwealth of Puerto
                              Rico, Highway &
                              Transportation
                              Authority, 6.625%,
                              7/1/18                        881,568
                                                        -----------
                                                       $  4,661,586
                                                        -----------
                              GENERAL OBLIGATIONS - 13.7%
Aa        AA+        $1,000   Tri County Metropolitan
                              Transportation District,
                              Light Rail Extension,
                              6.00%, 7/1/12            $  1,026,880
Aa        NR          2,000   Lane County, City of
                              Eugene, School District,
                              5.375%, 7/1/13              1,942,720
Aa        AA-         1,000   State of Oregon,
                              Veterans' Welfare Bonds,
                              9.00%, 4/1/04               1,248,800
Aa        AA-         1,000   State of Oregon, Board
                              of Higher Education,
                              6.00%, 10/15/18             1,010,600
Aa        AA-         1,250   State of Oregon, Elderly
                              and Disabled Housing,
                              6.375%, 8/1/24              1,309,487
Aa        AA-         5,110   State of Oregon, Elderly
                              and Disabled Housing,
                              (AMT), 5.65%, 8/1/26        4,896,606

Aa        AA-         1,500   State of Oregon,
                              Veterans' Welfare Bonds,
                              5.875%, 10/1/18             1,515,120
Aa        AA-         1,225   State of Oregon,
                              Veterans' Welfare Bonds,
                              5.85%, 10/1/15              1,222,146
Baa1      A           1,000   Commonwealth of Puerto
                              Rico Aqueduct and Sewer
                              Authority, 6.25%, 7/1/12    1,064,270
Baa1      A           2,000   Commonwealth of Puerto
                              Rico Public Building
                              Authority, 5.75%, 7/1/15    1,935,100
                                                        -----------
                                                       $ 17,171,729
                                                        -----------
                              HOSPITALS - 1.6%
NR        A          $1,000   Benton County, Good
                              Samaritan Hospital
                              Corvallis, 6.25%,
                              10/1/09                  $  1,010,660
Aa3       AA          1,000   Clackamas County, Kaiser
                              Permanente, 6.25%,
                              4/1/21                      1,039,170
                                                        -----------
                                                       $  2,049,830
                                                        -----------
                              HOUSING - 15.7%
Aa        NR         $2,500   State of Oregon, Housing
                              and Community Services
                              Department, MFMR,
                              6.875%, 7/1/28           $  2,595,200
NR        A           1,750   City of Portland Housing
                              Authority, MFMR,
                              Riverwood Project,
                              6.00%, 1/1/19               1,716,085
Aaa       NR          2,875   City of Portland Housing
                              Authority, MFMR, Cherry
                              Blossom Apartments,
                              (AMT), 6.20%, 12/20/36      2,879,830
Aa        NR          1,055   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.80%, 7/1/27               1,081,364
Aa        NR          1,475   State of Oregon, Housing
                              and Community Services
                              Department, SFMR,
                              5.375%, 7/1/17              1,394,539
Aa        NR          2,500   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.45%, 7/1/26               2,519,050
Aa        NR          2,000   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.40%, 7/1/26               2,007,500

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        NR          2,000   State of Oregon Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.20%, 7/1/27               1,967,380
Aa        NR          3,500   State of Oregon Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.375%, 7/1/27              3,515,435
                                                        -----------
                                                       $ 19,676,383
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 8.2%
Baa2      BBB-       $3,500   Oregon Economic
                              Developments Authority,
                              Georgia Pacific, (AMT),
                              6.35%, 8/1/25            $  3,490,515
NR        BBB-        5,000   Port of Astoria, PCR,
                              James River Project,
                              6.55%,
                              2/1/15 (2)                  4,978,400
NR        NR            750   Port of Portland, Ash
                              Grove Cement Co., 7.25%,
                              10/1/09                       812,948
Baa1      A           1,000   Port of Portland, North
                              Portland Crown
                              Zellerbach Corporation,
                              6.125%, 5/15/08               987,990
                                                        -----------
                                                       $ 10,269,853
                                                        -----------
                              INSURED TRANSPORTATION - 5.4%
Aaa       AAA        $1,000   Port of Portland,
                              Portland International
                              Airport, (AMT), (AMBAC),
                              6.25%, 7/1/18            $  1,056,040
Aaa       AAA         2,750   Port of Portland,
                              Portland International
                              Airport, (AMT), (FGIC)
                              6.00%, 7/1/23               2,849,193
Aaa       AAA         1,250   Port of Portland,
                              Portland International
                              Airport, (AMT), (FGIC)
                              5.75%, 7/1/25               1,218,975
Aaa       AAA         1,500   Oregon Department of
                              Transportation, Westside
                              Light Rail, (MBIA)
                              6.25%, 6/1/09               1,600,110
                                                        -----------
                                                       $  6,724,318
                                                        -----------
                              INSURED EDUCATION - 2.0%
Aaa       AAA        $1,000   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Lewis and
                              Clark College, (MBIA)
                              6.00%, 10/1/13           $  1,025,780
Aaa       AAA         1,500   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Lewis and
                              Clark College, (MBIA)
                              6.125%, 10/1/24             1,540,155
                                                        -----------
                                                       $  2,565,935
                                                        -----------
                              INSURED GENERAL
                              OBLIGATIONS - 3.2%
Aaa       AAA        $1,000   Multnomah County,
                              Parkrose School
                              District, (FGIC) 5.70%,
                              12/1/09                  $  1,025,430
Aaa       AAA         1,000   Yamhill, Clackamas &
                              Washington Counties,
                              Newberg School Dist.,
                              (FSA) 5.50%, 6/1/10         1,001,770
Aaa       AAA         2,000   Commonwealth of Puerto
                              Rico, (AMBAC), Variable,
                              7/1/15 (1)                  1,983,280
                                                        -----------
                                                       $  4,010,480
                                                        -----------
                              INSURED HOSPITALS - 2.9%
Aaa       AAA        $3,630   Oregon Health Science
                              University, Capital
                              Appreciation, (MBIA),
                              0%, 7/1/21               $    818,819
Aaa       AAA         2,000   Oregon Health Science
                              University, Capital
                              Appreciation, (MBIA),
                              5.25%, 7/1/28               1,795,700
Aaa       AAA         1,000   Western Lane Hospital
                              District Authority,
                              Sisters of St. Joseph of
                              Peace, (MBIA) 5.75%,
                              8/1/19                        978,760
                                                        -----------
                                                       $  3,593,279
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED LEASE/
                              CERTIFICATES OF
                              PARTICIPATION - 4.7%
Aaa       AAA        $1,250   State of Oregon,
                              Department of General
                              Services, Real Property
                              Financing Program,
                              (AMBAC) 6.25%, 9/1/15    $  1,299,825
Aaa       AAA         1,500   State of Oregon,
                              Department of General
                              Services, Real Property
                              Financing Program,
                              (MBIA), 6.25%, 11/1/19      1,559,910
Aaa       AAA         2,200   State of Oregon,
                              Department of
                              Administration, (MBIA),
                              5.50%, 11/1/20              2,095,412
Aaa       AAA         1,000   State of Oregon,
                              Department of
                              Administration, (MBIA),
                              5.70%, 5/1/16                 984,820
                                                        -----------
                                                       $  5,939,967
                                                        -----------
                              INSURED UTILITIES - 3.2%
Aaa       AAA        $1,000   Emerald People's Utility
                              District, Electric
                              System, (AMBAC) 5.75%,
                              11/1/16                  $    998,720
Aaa       AAA         1,000   City of Eugene, Electric
                              Utility Revenue, (MBIA),
                              5.80%, 8/1/22               1,008,930
Aaa       AAA           500   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, (FSA),
                              Variable, 7/1/03 (1)          537,365
Aaa       AAA         1,600   Commonwealth of Puerto
                              Rico, Telephone
                              Authority, (MBIA),
                              Variable, 1/16/15 (1)       1,446,400
                                                        -----------
                                                       $  3,991,415
                                                        -----------
                              INSURED WATER & SEWER - 5.2%
Aaa       AAA        $1,000   City of Beaverton,
                              Washington County, Water
                              Revenue,
                              (FSA) 6.125%, 6/1/14     $  1,031,320
Aaa       AAA         1,500   City of Portland, Sewer
                              System, (FGIC) 6.00%,
                              10/1/12                     1,546,305
Aaa       AAA         1,000   South Fork Water Board,
                              First Lien Water
                              Revenue, (FSA) 6.00%,
                              2/1/14                      1,028,140

Aaa       AAA         1,375   Washington County,
                              Unified Sewerage Agency,
                              Senior Lien, (AMBAC),
                              6.125%, 10/1/12             1,430,344
Aaa       AAA         1,500   Washington County,
                              Unified Sewerage Agency,
                              (AMBAC), 6.125%, 10/1/12    1,560,375
                                                        -----------
                                                       $  6,596,484
                                                        -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 1.9%
A         A          $1,000   Metro Regional Center
                              Project, Certificate of
                              Participation, 5.25%,
                              8/1/22                   $    889,970
Aa        A           1,500   Multnomah County,
                              Certificates of
                              Participation, Juvenile
                              Justice Complex, 6.00%,
                              8/1/12                      1,524,435
                                                        -----------
                                                       $  2,414,405
                                                        -----------
                              POOLED LOAN - 1.1%
A1        NR         $1,500   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Oregon Coast
                              Aquarium, 5.25%, 10/1/13 $  1,436,340
                                                        -----------
                              SPECIAL TAX REVENUE - 7.2%
A         NR         $1,000   City of Portland, Urban
                              Renewal and
                              Redevelopment Bonds,
                              Downtown Waterfront
                              Project, 6.40%, 6/1/08   $  1,058,780
Baa1      A             500   Commonwealth of Puerto
                              Rico, Highway and
                              Transportation
                              Authority, 6.375%,
                              7/1/08                        530,300
Baa1      A           1,720   Commonwealth of Puerto
                              Rico Highway and
                              Transportation
                              Authority, 5.25%, 7/1/20    1,559,438
Baa1      A           2,000   Commonwealth of Puerto
                              Rico Highway and
                              Transportation
                              Authority, 5.50%, 7/1/17    1,895,440

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              SPECIAL TAX REVENUE - (CONTINUED)
Baa1      A           1,250   Commonwealth of Puerto
                              Rico Highway and
                              Transportation
                              Authority, 5.00%, 7/1/36    1,064,650
A1        AA          3,000   Tri-County Metropolitan
                              Transportation District,
                              Limited Tax Pledge,
                              5.70%, 8/1/13               2,974,110
                                                        -----------
                                                       $  9,082,718
                                                        -----------
                              TRANSPORTATION - 4.0%
Ba2       BB+        $1,500   Port of Portland,
                              Special Obligation
                              Revenue Bonds, Delta
                              Airlines Inc. Project,
                              (AMT), 6.20%, 9/1/22     $  1,465,935
NR        BBB         2,000   Guam Airport Authority,
                              6.50%, 10/1/23              2,013,460
NR        BBB         1,500   Guam Airport Authority,
                              (AMT), 6.70%, 10/1/23       1,515,105
                                                        -----------
                                                       $  4,994,500
                                                        -----------
                              UTILITIES - 9.0%
A1        AA         $1,500   City of Eugene, Electric
                              Utility System, 6.00%,
                              8/1/11                   $  1,519,200
A1        AA          4,055   City of Eugene, Electric
                              Utility System, 5.75%,
                              8/1/16                      4,021,506
Aa        AA-         4,000   City of Eugene, Trojan
                              Nuclear Power Project,
                              5.90%, 9/1/09 (2)           3,942,960
Aa        AA-         1,500   Northern Wasco County,
                              People's Utility
                              District, McNary Dam
                              Fishway Hydroelectric
                              Project, Bonneville
                              Power Administration,
                              5.20%, 12/1/24              1,345,005
A         A+            500   Commonwealth of Puerto
                              Rico, Telephone
                              Authority, Variable,
                              1/1/20 (1)                    510,155
                                                        -----------
                                                       $ 11,338,826
                                                        -----------
                              WATER & SEWER - 2.8%
NR        A+         $2,000   Clackamus County, Water
                              Revenue, 6.375%, 10/1/14 $  2,094,440
A         A+          1,500   City of Gresham, Water
                              Revenue, 5.20%, 11/1/10     1,444,590
                                                        -----------
                                                       $  3,539,030
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $122,520,158)            $125,656,750
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 25.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 11.8% of total investments.

                       See notes to financial statements

                      South Carolina Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                     VALUE
-------------------------------------------------------------
                              EDUCATION - 2.8%
NR        A          $1,500   SC Education Authority,
                              Student Loan, (AMT),
                              6.30%, 9/1/08             $ 1,521,540
                                                        -----------
                              ESCROWED - 1.9%
Aaa       AAA        $  955   Charleston SC COP (MBIA),
                              7.00%, 6/1/19             $ 1,087,936
                                                        -----------
                              HOSPITALS - 6.8%
Aa        AA-        $1,500   Greenville Hospital
                              System Board of Trustees,
                              5.25%, 5/1/17             $ 1,361,070
Baa1      NR          1,500   Horry County, Conway
                              Hospital, 6.75%, 7/1/12     1,522,515
NR        AAA         1,000   SC Jobs Economic
                              Developement, Oconee
                              Memorial Hospital,
                              6.150%, 3/1/25              1,002,280
                                                        -----------
                                                        $ 3,885,865
                                                        -----------
                              HOUSING - 13.7%
NR        AA         $  985   South Carolina HFA, MFMR,
                              Westbury Place, 6.05%,
                              7/1/27                    $   963,369
NR        BBB+        1,000   South Carolina HFA, MFMR,
                              Hunting Ridge, (AMT),
                              6.75%, 6/1/25               1,002,120
NR        AA-         1,780   South Carolina HFA, MFMR,
                              Runaway Bay Apt. Project,
                              6.20%, 12/1/20              1,738,366
Aa        AA          1,500   South Carolina HFA, SFMR,
                              6.375%, 7/1/16              1,513,440
Aa        NR          1,500   South Carolina HFA, SFMR,
                              6.45%, 7/1/17               1,531,530
Aa        NR          1,000   South Carolina HFA, SFMR,
                              (AMT), 6.75%, 7/1/26        1,024,370
                                                        -----------
                                                        $ 7,773,195
                                                        -----------
                              INDUSTRIAL DEVELOPMENT - 29.5%
Baa2      BBB        $1,890   Aiken County, Beloit
                              Corporation, 6.00%,
                              12/1/11                   $ 1,863,824
NR        BBB+        1,500   Chester County, 7.35%,
                              2/1/14                      1,604,640
A1        AA-         1,500   Darlington County, Nucor
                              Corporation, (AMT),
                              5.75%, 8/1/23               1,417,695
A2        A             500   Darlington County, Sonoco
                              Products, (AMT), 6.125%,
                              6/1/25                        503,655
A2        A           2,500   Darlington County, Sonoco
                              Products, (AMT), 6.0%,
                              4/1/26                      2,489,550

Aa3       AA            500   Florence County,
                              Pollution Control, E.I.
                              du Pont de Nemours & Co.,
                              6.35%, 7/1/22                 520,445
NR        NR            600   Florence County, Stone
                              Container Project,
                              7.375%, 2/1/07                615,066
Baa3      BB+         1,500   Puerto Rico Port
                              Authority, American
                              Airlines Project, (AMT),
                              6.25%, 6/1/26               1,489,785
A1        A-          2,665   Richland County,
                              Pollution Control, Union
                              Camp Corporation, (AMT),
                              6.75%, 5/1/22               2,794,279
NR        NR          1,500   Spartanburg County, Solid
                              Waste, Bavarian Motor
                              Works Corp., (AMT),
                              7.55%, 11/1/24              1,597,200
A2        A+          2,000   York County, Hoechst
                              Celanese Corporation,
                              (AMT), 5.70%, 1/1/24        1,876,400
                                                        -----------
                                                        $16,772,539
                                                        -----------
                              INSURED GENERAL
                              OBLIGATION - 1.8%
Aaa       AAA        $1,000   Berkeley County School
                              District, (AMBAC), 6.30%,
                              2/1/16                    $ 1,042,410
                                                        -----------
                              INSURED HEALTHCARE - 4.7%
Aaa       AAA        $3,000   South Carolina Jobs-EDA,
                              Anderson Area Med Center,
                              (MBIA), 5.25%, 2/1/26     $ 2,675,610
                                                        -----------
                              INSURED HOSPITAL - 8.0%
Aaa       AAA        $1,000   Florence County, McLeod
                              Medical Center, (FGIC),
                              5.25%, 11/1/09            $   931,480
Aaa       AAA         1,500   Greenwood County, Self
                              Memorial Hospital,
                              (FGIC), 5.875%, 10/1/17     1,490,055
Aaa       AAA           300   Lexington County Health
                              Services District, Inc.,
                              (FSA), 6.75%, 10/1/18         318,108
Aaa       AAA         1,000   South Carolina Jobs-EDA,
                              Baptist Hospital,
                              (AMBAC), 5.45%, 8/1/15        943,640
Aaa       AAA         1,000   South Carolina Jobs-EDA,
                              Baptist Hospital,
                              (AMBAC), Variable, 8/1/15
                              (1)                           880,220
                                                        -----------
                                                        $ 4,563,503
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED LEASE/
                              CERTIFICATE OF
                              PARTICIPATION - 4.4%
Aaa       AAA        $  500   Charleston County,
                              (MBIA), 6.10%, 6/1/11     $   518,895
Aaa       AAA            45   Charleston County,
                              (MBIA), 7.00%, 6/1/19          49,524
Aaa       AAA         1,000   Florence County, Law
                              Center, (AMBAC), 6.00%,
                              3/1/14                      1,011,910
Aaa       AAA           900   North Charleston,
                              Coliseum Capital
                              Improvements, (FGIC),
                              6.00%, 1/1/11                 909,882
                                                        -----------
                                                        $ 2,490,211
                                                        -----------
                              INSURED UTILITIES - 7.8%
Aaa       AAA        $  300   Piedmont Municipal Power
                              Agency, (MBIA),
                              6.25%, 1/1/09             $   321,027
Aaa       AAA         1,000   Piedmont Municipal Power
                              Agency, (MBIA),
                              6.30%, 1/1/14               1,027,220
Aaa       AAA         1,000   South Carolina Public
                              Service Authority, Santee
                              Cooper, (AMBAC),
                              5.00%, 1/1/14                 905,100
Aaa       AAA         1,000   South Carolina Public
                              Service Authority, Santee
                              Cooper, (MBIA),
                              5.125%, 1/1/32                868,230
Aaa       AAA         1,250   South Carolina Public
                              Service Authority,
                              (AMBAC), 6.375%, 7/1/21     1,289,800
                                                        -----------
                                                        $ 4,411,377
                                                        -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 4.6%
Baa       NR         $  750   Lexington School
                              District, 6.90%, 7/1/08   $   782,490
Baa1      BBB+        1,750   Myrtle Beach Convention
                              Center, 6.875%, 7/1/17      1,802,483
                                                        -----------
                                                        $ 2,584,973
                                                        -----------
                              POOLED LOANS - 0.5%
NR        A+         $  300   SC Resource Authority,
                              Local Government Program,
                              7.00%, 4/1/13             $   308,757
                                                        -----------

                              UTILITIES - 13.5%
A2        A-         $1,650   Berkeley County, South
                              Carolina Electric & Gas
                              Company, 6.50%, 10/1/14   $ 1,745,914
A2        A           1,500   Darlington County,
                              Carolina Power & Light
                              Company, 6.60%, 11/1/10     1,595,700
Baa1      BBB           500   Piedmont Municipal Power
                              Agency, 5.75%, 1/1/24         464,310
Baa1      A-          1,400   Puerto Rico Electric
                              Power Authority, 6.250%,
                              7/1/17                      1,412,754
Baa1      A-            500   Puerto Rico Electric
                              Power Authority, 6.375%,
                              7/1/24                        511,845
Baa1      A-          4,000   Puerto Rico Electric
                              Power Authority, 0%,
                              7/1/17                      1,110,480
Aa        A+          1,000   South Carolina Public
                              Service Authority,
                              5.125%, 1/1/32                840,380
                                                        -----------
                                                        $ 7,681,383
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $54,923,381)              $56,799,299
                                                        ===========

(1) Security has been issued as an inverse floater bond.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 26.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 11.5% of total investments.

                       See notes to financial statements

                         Tennessee Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY            VALUE
-------------------------------------------------------------
                              EDUCATION - 1.8%
Baa       NR         $1,000   Nashville and Davidson
                              County, Belmont
                              University, 6.40%,
                              12/1/19                  $  1,008,841
                                                        -----------
                              ESCROWED - 2.7%
Aaa       AAA        $1,500   Shelby County, Lebonheur
                              Children's Hospital,
                              (MBIA) 5.50%, 8/15/12    $  1,499,941
                                                        -----------
                              GENERAL OBLIGATIONS - 5.0%
Aa        AA         $1,000   Metro Government
                              Nashville & Davidson
                              County, 5.875%, 5/15/21  $    991,511
Aa        AA+         1,000   Shelby County Series
                              1993, 5.125%, 3/1/16          921,800
Baa1      A           1,000   Commonwealth of Puerto
                              Rico Aqueduct and Sewer
                              Auth, 5.00%, 7/1/15           900,530
                                                        -----------
                                                       $  2,813,841
                                                        -----------
                              HOSPITALS - 4.1%
Baa1      NR         $  500   City of Clarksville,
                              Clarksville Memorial,
                              6.25%, 7/1/08            $    495,420
Baa1      NR            500   City of Clarksville,
                              Clarksville Memorial,
                              6.375%, 7/1/18                485,901
Baa1      BBB+          250   Knox County, East
                              Tennessee Children's,
                              6.50%, 10/1/12                248,998
NR        A-          1,000   Sumner County, Sumner
                              Regional Health Systems,
                              7.50%, 11/1/14 (4)          1,077,220
                                                        -----------
                                                       $  2,307,539
                                                        -----------
                              HOUSING - 14.6%
NR        AAA        $  500   Knoxville Community
                              Development Corp.,
                              Morningside Gardens,
                              (GNMA) 6.10%, 7/20/20    $    496,846
NR        A             750   Knoxville Community
                              Development Corp.,
                              Clinton Towers, 6.65%,
                              10/15/10                      764,498
NR        A           1,645   Nashville and Davidson
                              County, The Park at
                              Hermitage, 5.90%, 2/1/19    1,525,606
Aa        A+            445   TN HDA, Homeownership
                              Program, 6.80%, 7/1/17        457,968
A1        A+          2,000   TN HDA, Mortgage Finance
                              Program, 5.85%, 7/1/13      2,005,260

A1        A+          2,000   TN HDA, Mortgage Finance
                              Program, 5.95%, 7/1/28      1,982,860
Aa        AA          1,000   TN HDA, Homeownership
                              Program, (AMT) 5.75%,
                              7/1/24                        972,860
                                                        -----------
                                                       $  8,205,898
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 24.6%
Aa3       AA         $1,000   City of Chattanooga,
                              E.I. du Pont de Nemours
                              and Company, 6.35%,
                              7/1/22                   $  1,049,160
Aa2       AA-         1,000   Humphreys County, E.I.
                              du Pont de Nemours and
                              Company, (AMT) 6.70%,
                              5/1/24                      1,055,880
Aa2       AA          2,000   Loudon County, Kimberly-
                              Clark Corp., (AMT)
                              6.20%, 2/1/23 (2)           2,003,740
NR        A-          2,750   Maury County, Saturn
                              Corporation, 6.50%,
                              9/1/24 (4)                  2,831,346
Baa1      BBB         1,500   McMinn County, Calhoun
                              Newsprint Company,
                              Bowater Incorporated
                              Obligor, (AMT) 7.40%,
                              12/1/22                     1,597,636
Baa2      BBB         1,500   Memphis-Shelby County
                              Airport Authority,
                              Federal Express Corp.,
                              6.75%, 9/1/12               1,554,211
Baa2      BBB         1,000   Memphis-Shelby County
                              Airport Authority,
                              Federal Express Corp.,
                              (AMT) 6.20%, 7/1/14           993,501
NR        BBB+          500   Nashville and Davidson
                              County, Osco Treatment
                              Systems, (AMT) 6.00%,
                              5/1/03                        501,310
Baa3      BB+         1,250   Commonwealth of Puerto
                              Rico Port Authority,
                              American Airlines (AMT),
                              6.25%, 6/1/26               1,241,488
A3        NR          1,000   South Fulton County,
                              Tyson Foods Co., 6.40%,
                              10/1/20                       998,710
                                                        -----------
                                                       $ 13,826,982
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              INSURED EDUCATION - 6.4%
Aaa       AAA        $1,500   Jackson Health,
                              Education and Housing,
                              Lambuth Univ (FSA),
                              5.90%, 9/1/20            $  1,455,090
Aaa       AAA         1,230   Metro Nashville Health
                              and Education, Meharry
                              Medical College (AMBAC),
                              6.00%, 12/1/19 (3)          1,254,712
Aaa       AAA         1,000   Metro Nashville Health
                              and Education, Meharry
                              Medical College (AMBAC),
                              5.00%, 12/1/24 (3)            878,130
                                                        -----------
                                                       $  3,587,932
                                                        -----------
                              INSURED GENERAL
                              OBLIGATION - 0.5%
Aaa       AAA        $  300   Commonwealth of Puerto
                              Rico, (AMBAC) 7/1/15,
                              (1)                      $    297,492
                                                        -----------
                              INSURED HOUSING - 1.9%
Aaa       AAA        $1,000   Knox County, SCA Realty
                              Multifamily Mortgage
                              Receipts, (FSA) 7.125%,
                              1/1/30                   $  1,077,540
                                                        -----------
                              INSURED
                              HOSPITALS - 12.2%
Aaa       AAA        $  500   City of Bristol, Bristol
                              Memorial, (FGIC) 6.75%,
                              9/1/10                   $    556,286
Aaa       AAA         1,000   City of Bristol, Bristol
                              Memorial, (FGIC) 5.125%,
                              9/1/13                        920,570
Aaa       AAA           250   City of Chattanooga,
                              Memorial Hospital
                              Project, (MBIA) 6.625%,
                              9/1/09                        275,126
Aaa       AAA         2,000   City of Jackson,
                              Jackson-Madison County
                              General Hospital,
                              (AMBAC) 5.625%, 4/1/15      1,933,961
Aaa       AAA         1,500   City of Johnson, Johnson
                              City Medical Center,
                              (MBIA) 5.00%, 7/1/13        1,352,640
Aaa       AAA         2,000   Knox County, Fort
                              Sanders Alliance
                              Obligated Group, (MBIA)
                              5.25%, 1/1/23               1,807,440
                                                        -----------
                                                       $  6,846,023
                                                        -----------

                              INSURED SPECIAL TAX - 3.7%
Aaa       AAA        $1,000   City of Johnson, School
                              District Sales Tax,
                              (AMBAC) 6.70%, 5/1/21    $  1,076,450
Aaa       AAA         1,000   Nashville Sports
                              Authority Stadium
                              Project-1996 (AMBAC),
                              5.875%, 7/1/21                991,510
                                                        -----------
                                                       $  2,067,960
                                                        -----------
                              INSURED TRANSPORTATION - 1.9%
Aaa       AAA        $1,000   Memphis-Shelby County
                              Airport Authority,
                              (MBIA), (AMT) 6.50%,
                              2/15/09                  $  1,064,130
                                                        -----------
                              INSURED UTILITIES - 7.2%
Aaa       AAA        $  750   City of Dickson,
                              Electric System
                              Revenues-1996 (MBIA),
                              5.50%, 9/1/16            $    715,890
Aaa       AAA         1,000   City of Lawrenceburg
                              Electric Revenues
                              (MBIA), 6.625, 7/1/18       1,102,600
Aaa       AAA         1,000   City of Lawrenceburg
                              Electric Revenues
                              (MBIA), 5.50%, 6/1/26         940,081
Aaa       AAA         1,000   Madison County Suburban
                              Utility District, (MBIA)
                              5.00%, 2/1/19                 894,560
Aaa       AAA           400   Commonwealth of Puerto
                              Rico, Electric Power
                              Authority, (FSA) 7/1/03
                              (1)                           429,892
                                                        -----------
                                                       $  4,083,023
                                                        -----------
                              INSURED WATER & SEWER - 2.3%
Aaa       AAA        $  350   Nashville and Davidson
                              Counties, Water System,
                              (AMBAC) 1/1/22 (1)       $    349,018
Aaa       AAA         1,000   Nashville and Davidson
                              Counties, Water System,
                              (FGIC) 5.20%, 1/1/13          953,370
                                                        -----------
                                                       $  1,302,388
                                                        -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 0.9%
A         NR         $  500   Wilson County
                              Educational Facilities
                              Corporation, 6.125%,
                              6/30/10                  $    511,230
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              POOLED LOANS - 3.3%
A         AA-        $  700   Tennessee Local
                              Development Authority,
                              State Loan Program,
                              5.00%, 3/1/15            $    631,113
NR        A-          1,200   Tennessee Local
                              Development Authority,
                              Community Provider,
                              6.55%, 10/1/23              1,223,832
                                                        -----------
                                                       $  1,854,945
                                                        -----------
                              NURSING HOMES - 1.8%
NR        A+         $1,000   Tennessee State
                              Veterans' Homes Board,
                              Humboldt Project, 6.65%,
                              2/1/14 (4)               $  1,021,560
                                                        -----------
                              SPECIAL TAX - 2.4%
Baa1      A          $1,575   Commonwealth of Puerto
                              Rico Highway and Trans
                              Auth, 5.00%, 7/1/36      $  1,341,452
                                                        -----------
                              TRANSPORTATION - 1.8%
NR        BBB        $1,000   Guam Airport Authority,
                              (AMT) 6.70%, 10/1/23     $  1,010,061
                                                        -----------
                              WATER & SEWER - 0.9%
NR        BBB+       $  250   Hamilton County,
                              Eastside Utility
                              District, 6.50%, 11/1/05 $    263,845
NR        BBB+          250   Hamilton County,
                              Eastside Utility
                              District, 6.75%, 11/1/11      261,195
                                                        -----------
                                                       $    525,040
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $55,475,532)             $ 56,253,836
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
(3) When-issued security.
(4) Security has been segregated to cover when-issued securities.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 38.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregated percentage insured by financial institutions ranged from 4.3% to 17.2% of total investments.

                       See notes to financial statements

                         Virginia Municipals Portfolio
                   Portfolio of Investments - August 31, 1996
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              EDUCATION - 6.1%
NR        A-         $2,000   City of Lynchburgh, IDA,
                              Randolph-Macon Woman's
                              College, 5.875%, 9/1/23  $  1,979,940
Baa       NR          2,220   Rockingham County, IDA,
                              Bridgewater College,
                              5.95%, 10/1/13              2,161,903
NR        A-          1,570   VA College Building
                              Authority, Hampden-
                              Sydney College, 6.60%,
                              9/1/16                      1,636,756
NR        A+            400   VA College Building
                              Authority, Hampton
                              University, 6.50%,
                              4/1/08                        420,192
NR        BBB-        1,150   VA College Building
                              Authority, Marymount
                              University, 7.00%,
                              7/1/12                      1,214,964
NR        BBB-        2,200   VA College Building
                              Authority, Marymount
                              University, 7.00%,
                              7/1/22                      2,306,150
NR        A+          1,000   VA College Building
                              Authority, Hampton
                              University, 5.75%,
                              4/1/14                        982,600
                                                        -----------
                                                       $ 10,702,505
                                                        -----------
                              ESCROWED - 2.4%
Aaa       NR         $1,000   Arlington County, IDA,
                              Arlington Hospital,
                              7.125%, 9/1/21           $  1,121,630
A         NR            500   Augusta County, IDA,
                              Augusta Hospital, 7.00%,
                              9/1/21                        556,885
NR        NR            600   Prince William County,
                              IDA, Virginia Commuter
                              Parking Facilities
                              Lease, 7.25%, 3/1/11          659,514
NR        A+          1,700   City of VA Beach, VA
                              Water and Sewer System,
                              6.625%, 2/1/17              1,866,413
                                                        -----------
                                                       $  4,204,442
                                                        -----------
                              GENERAL OBLIGATIONS - 3.9%
Aaa       AAA        $1,000   Fairfax County, 5.625%,
                              6/1/14                   $    991,590
A1        AA            500   City of Richmond, 6.25%,
                              1/15/18                       516,070
Aa        AA          1,000   Roanoke County, 5.00%,
                              6/1/21                        888,310
Baa1      A             350   Commonwealth of Puerto
                              Rico, 0%, 7/1/04              231,581
NR        NR           4000   Virgin Island, 7.25%,
                              10/1/18                     4,214,040
                                                        -----------
                                                       $  6,841,591
                                                        -----------

                              HOSPITALS - 18.3%
A         NR         $3,800   Albermarle County, IDA,
                              Martha Jefferson
                              Hospital, 5.50%, 10/1/20 $  3,500,522
A         NR            315   Chesapeake Hospital
                              Authority, Chesapeake
                              General Hospital, 7.60%,
                              7/1/00                        339,283
Aa        AA          2,500   Fairfax County, IDA,
                              Inova Health System
                              Hospitals, 5.00%,
                              8/15/23                     2,164,975
Aa        AA          2,910   Fairfax County, IDA,
                              Inova Health System
                              Hospitals, 5.00%,
                              8/15/14                     2,634,307
Aa        AA          2,000   Fairfax County, IDA,
                              Inova Health System
                              Hospitals, 5.00%,
                              8/15/15                     1,794,120
Aa        AA          1,000   Fairfax County, IDA,
                              Inova Health System
                              Hospitals, 6.00%,
                              8/15/26                       991,710
NR        A-          2,000   Medical College of
                              Hampton Roads, 6.875%,
                              11/15/11                    2,127,540
A         A           1,250   City of Martinsville,
                              IDA, Memorial Hospital
                              of Martinsville and
                              Henry County, 7.00%,
                              1/1/06                      1,303,087
Aa        AA          3,000   Norfolk County, IDA,
                              Sentara Health System,
                              5.00%, 11/1/20              2,609,310
Aa        AA          2,000   Norfolk County, IDA,
                              Sentara Health System,
                              5.50%, 11/1/17              1,878,600
Aa        AA-         3,500   Peninsula Ports
                              Authority of Virginia,
                              Riverside Health System,
                              6.625%, 7/1/10              3,670,170
A         NR          2,400   Prince William County,
                              IDA, Potomac Hospital,
                              6.85%, 10/1/25              2,498,088
Aa        AA          3,000   Virginia Beach
                              Development Authority,
                              Sentara Bayside
                              Hospital, 6.60%, 11/1/09    3,169,140
A         NR          1,060   Washington County, IDA,
                              Johnston Memorial
                              Hospital, 7.00%, 7/1/22     1,125,275
A         NR          1,000   Washington County, IDA,
                              Johnston Memorial
                              Hospital, 6.25%, 7/1/06     1,046,960
A         NR          1,000   Washington County, IDA,
                              Johnston Memorial
                              Hospital, 6.00%, 7/1/14       994,490
                                                        -----------
                                                       $ 31,847,577
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                   VALUE
-------------------------------------------------------------
                              HOUSING - 13.3%
NR        AAA        $1,250   Fairfax County
                              Redevelopment and
                              Housing Authority, Multi
                              Family Mortgage Revenue,
                              (FHA), 7.00%, 5/1/26     $  1,335,363
NR        AAA         1,000   Hampton Redevelopment
                              and Housing Authority,
                              Senior Living, (GNMA),
                              6.00%, 1/20/26                994,440
NR        AAA         1,800   Suffolk Redevelopment
                              and Housing Authority,
                              Prince Williams Commons,
                              (FNMA), 6.45%, 6/1/19       1,814,922
Aa1       AA+         5,000   VA HDA, Multi Family
                              Mortgage Revenue, (AMT),
                              6.75%, 7/1/21               5,201,000
Aa        AA+         3,500   VA HDA, Multi Family
                              Mortgage Revenue, 7.05%,
                              5/1/18                      3,683,085
Aa1       AA+         3,000   VA HDA, Single Family
                              Mortgage Revenue, 7.10%,
                              1/1/22                      3,151,200
Aa1       AA+         2,350   VA HDA, Single Family
                              Mortgage Revenue, 7.10%,
                              1/1/17                      2,475,490
Aa1       NR          2,500   VA HDA, Single Family
                              Mortgage Revenue, 6.85%,
                              1/1/15                      2,612,100
Aa        NR          1,900   VA HDA, Single Family
                              Mortgage Revenue,
                              Variable, 7/1/04 (1)        1,863,520
                                                        -----------
                                                       $ 23,131,120
                                                        -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 11.9%
Aa        NR         $2,190   City of Chesapeake,
                              Cargill Inc., 5.875%,
                              3/1/13                   $  2,208,987
A2        A+          3,000   City of Giles, Hoechst
                              Celanese Corporation,
                              (AMT), 5.95%, 12/1/25       2,856,300
A2        A+          2,000   City of Giles, Hoechst
                              Celanese Corporation,
                              6.45%, 5/1/26               2,024,280
A2        A+          1,000   City of Giles, Hoechst
                              Celanese Corporation,
                              (AMT), 6.625%, 12/1/22      1,029,560
A2        A           2,000   Henrico County, Browning
                              Ferris Inc., (AMT),
                              5.45%, 1/1/14 (2)           1,900,900
A1        A-          4,000   Isle of Wright County,
                              Union Camp Corporation,
                              (AMT), 6.55%, 4/1/24        4,114,200
Baa3      BBB         5,520   West Point, Chesapeake
                              Corporation, (AMT),
                              6.375%, 3/1/19              5,545,226
Baa3      BBB           980   West Point, Chesapeake
                              Corporation, 6.25%,
                              3/1/19                        986,252
                                                        -----------
                                                       $ 20,665,705
                                                        -----------
                              INSURED GENERAL OBLIGATION - 2.5%
Aaa       AAA        $2,000   Loudon County, (MBIA),
                              5.25%, 1/1/30            $  1,795,220
Aaa       AAA         3,000   City of Richmond,
                              (FGIC), 5.00%, 1/15/21      2,642,580
                                                        -----------
                                                       $  4,437,800
                                                        -----------
                              INSURED HOSPITALS - 8.6%
Aaa       AAA        $1,665   Arlington County, IDA,
                              The Arlington Hospital,
                              (AMBAC), 5.00% , 9/1/21  $  1,433,532
Aaa       AAA         5,000   Augusta County, IDA,
                              Augusta Hospital
                              Corporation, (AMBAC),
                              5.125%, 9/1/21              4,514,850
Aaa       AAA         2,500   Chesapeake Hospital
                              Authority, Chesapeake
                              General Hospital,
                              (MBIA), 5.25%, 7/1/18       2,278,950
Aaa       AAA         1,500   Henrico County, Bon
                              Secour Health Systems,
                              (MBIA), 6.25%, 8/15/20      1,578,690
Aaa       AAA         1,000   City of Roanoke, IDA,
                              Franklin Memorial
                              Hospital and St. Albans
                              Psychiatric Hospital,
                              (MBIA), 5.25%, 7/1/25         901,440
Aaa       AAA         2,250   City of VA Beach, IDA,
                              Virginia Beach Memorial
                              Hospital, (AMBAC),
                              5.125%, 2/15/18             2,029,185
Aaa       AAA         2,000   City of Winchester, IDA,
                              Winchester Medical
                              Center, (AMBAC),
                              Variable,
                              1/21/14 (1)                 2,169,600
                                                        -----------
                                                       $ 14,906,247
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)          SECURITY            VALUE
-------------------------------------------------------------
                              INSURED TRANSPORTATION - 5.8%
Aaa       AAA        $6,500   Metropolitan Washington
                              Airports Authority,
                              (MBIA), (AMT), 5.75%,
                              10/1/20                  $  6,206,590
Aaa       AAA         3,000   Northern Virginia
                              Transportation District
                              Commission, (FGIC),
                              5.25%, 7/1/10               2,852,520
Aaa       AAA         1,000   Richmond Metropolitan
                              Authority Expressway,
                              (FGIC), 6.375%, 7/15/16     1,040,270
                                                        -----------
                                                       $ 10,099,380
                                                        -----------
                              INSURED UTILITIES - 0.5%
Aaa       AAA        $  900   Commonwealth of Puerto
                              Rico, Telephone
                              Authority, (MBIA),
                              Variable, 1/16/15 (1)    $    813,600
                                                        -----------
                              INSURED WATER & SEWER - 4.4%
Aaa       AAA        $2,000   Loudon County Sanitation
                              Authority, (MBIA),
                              5.25%, 1/1/25            $  1,819,380
Aaa       AAA         1,000   Norfolk County Water and
                              Sewer Authority,
                              (AMBAC), 5.25%, 11/1/13       941,680
Aaa       AAA         1,000   Roanoke County Water and
                              Sewer Authority, (FGIC),
                              5.00%, 7/1/21                 881,030
Aaa       AAA         1,750   Upper Occoquan Sewage
                              Authority, (FGIC),
                              5.00%, 7/1/15               1,581,475
Aaa       AAA         2,700   Upper Occoquan Sewage
                              Authority, (MBIA),
                              5.15%, 7/1/20               2,474,685
                                                        -----------
                                                       $  7,698,250
                                                        -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 7.7%
Aa        AA         $2,250   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties, 5.25%,
                              11/15/18                 $  2,046,825
Aa        AA          2,250   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties, 5.50%,
                              5/15/14                     2,163,690
A         NR          3,000   Rockingham and
                              Harrisonburg Counties,
                              Harrisonburg
                              Redevelopment and
                              Housing Authority,
                              Lease, 6.50%, 9/1/14        3,080,670

Aa        AA          2,000   Henrico County, IDA,
                              Lease, 7.00%, 8/1/13        2,230,520
Aa        AA          2,250   Henrico County, IDA,
                              Lease, 7.125%, 8/1/21       2,503,620
NR        NR          1,250   King George County,
                              Lease, 7.00%, 12/15/12      1,284,525
                                                        -----------
                                                       $ 13,309,850
                                                        -----------
                              LIFE CARE - 1.2%
NR        NR         $2,000   Loudon County, IDA,
                              Falcons Landing, 8.75%,
                              11/1/24                  $  2,029,420
                                                        -----------
                              NURSING HOMES - 0.2%
NR        NR         $  325   Covington-Allegheny
                              County, IDA, Beverly
                              Enterprises, 9.375%,
                              9/1/01                   $    363,243
                                                        -----------
                              SOLID WASTE - 1.8%
A1        A+         $  915   Fairfax County Economic
                              Development Authority,
                              Ogden Martin Systems of
                              Fairfax Incorporated,
                              (AMT), 7.75%, 2/1/11     $    986,754
Baa1      A-          2,250   Southeastern Public
                              Service Authority, Solid
                              Waste Systems, (AMT),
                              6.00%, 7/1/13               2,196,270
                                                        -----------
                                                       $  3,183,024
                                                        -----------
                              SPECIAL TAX REVENUE - 4.5%
Baa1      A          $2,200   Commonwealth of Puerto
                              Rico Highway &
                              Transportation
                              Authority, 5.25%, 7/1/20 $  1,994,630
Baa1      A             500   Commonwealth of Puerto
                              Rico Highway &
                              Transportation
                              Authority, 5.00%, 7/1/22      435,320
Baa1      A           2,100   Commonwealth of Puerto
                              Rico Highway &
                              Transportation
                              Authority, 5.00%, 7/1/36    1,788,612
Aa        AA          1,000   VA State Transportation
                              Board Revenue, Route 28,
                              Variable, 4/1/18 (1)        1,067,430
Aa        AA          2,800   VA State Transportation
                              Board Revenue, US Route
                              28, 5.25%, 5/15/19          2,557,380
                                                        -----------
                                                       $  7,843,372
                                                        -----------
                              TRANSPORTATION - 0.2%
NR        BBB        $  400   Charlotesville-Albermarle
                              VA Airport Authority,
                              (AMT), 6.125%, 12/1/13   $    384,932
                                                        -----------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)  SECURITY                    VALUE
-------------------------------------------------------------
                              UTILITIES - 1.1%
Baa1      BBB+       $3,000   Commonwealth of Puerto
                              Rico Electric Authority
                              Power, 0%, 7/1/17        $    832,860
NR        NR          1,000   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/1/11                      1,052,760
                                                        -----------
                                                       $  1,885,620
                                                        -----------
                              WATER & SEWER REVENUE - 5.6%
Aa        AA-        $2,000   Fairfax County, VA Water
                              Authority, 5.75%, 4/1/29 $  1,914,940
Aa        AA-         1,000   Fairfax County, VA Water
                              Authority, Variable,
                              4/1/29 (1)                    922,180
Aa        AA-         4,095   Fairfax County, VA Water
                              Authority, 5.00%, 4/1/16    3,679,071
NR        AA          1,655   VA Resource Authority,
                              Hopewell Waste Water,
                              (AMT), 6.00%, 10/1/25       1,645,881
NR        AA          1,880   VA Resource Authority,
                              Campbell Utilities,
                              5.125%, 10/1/19             1,669,402
                                                        -----------
                                                       $  9,831,474
                                                        -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $166,591,098)            $174,179,152
                                                        ===========

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1996, 21.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 10.3% of total investments.

                       See notes to financial statements

                             Municipals Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1996
--------------------------------------------------------------------------------

                                                         ALABAMA        ARKANSAS         GEORGIA         KENTUCKY
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       ------------    -----------     ------------    ------------
ASSETS:
  Investments --
     Identified cost                                   $103,574,803    $72,738,104     $105,076,413    $126,102,002
     Unrealized appreciation                              2,698,089        968,243        3,041,721       3,332,570
                                                       ------------    -----------     ------------    ------------
  Total investments, at value (Note 1A)                $106,272,892    $73,706,347     $108,118,134    $129,434,572
  Cash                                                      428,829            201              496       1,336,192
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)                   49,688         33,125           75,938          29,250
  Receivable for investments sold                                --             --          857,431              --
  Interest receivable                                     1,830,350      1,113,212        1,564,546       2,224,354
  Deferred organization expenses (Note 1D)                    2,185          3,669            3,312           1,832
                                                       ------------    -----------     ------------    ------------
          Total assets                                 $108,583,944    $74,856,554     $110,619,857    $133,026,200
                                                       ------------    -----------     ------------    ------------
LIABILITIES:
  Demand note payable (Note 5)                         $         --    $   744,000     $    200,000    $         --
  Payable for when-issued securities (Note 1G)                   --             --        1,435,337              --
  Payable to affiliates --
     Trustees' fees (Note 2)                                  1,459          1,129            1,459           1,460
  Accrued expenses                                           38,935          8,208            8,766           7,287
                                                       ------------    -----------     ------------    ------------
          Total liabilities                            $     40,394    $   753,337     $  1,645,562    $      8,747
                                                       ------------    -----------     ------------    ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                            $108,543,550    $74,103,217     $108,974,295    $133,017,453
                                                       ==============  ============    ==============  ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                       $105,743,761    $73,067,176     $105,778,342    $129,717,960
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of identified cost)                            2,799,789      1,036,041        3,195,953       3,299,493
                                                       ------------    -----------     ------------    ------------
          Total                                        $108,543,550    $74,103,217     $108,974,295    $133,017,453
                                                       ==============  ============    ==============  ==============

                       See notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1996
--------------------------------------------------------------------------------

                                                   LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                   PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                  -----------     ------------     -----------     --------------
ASSETS:
  Investments --
     Identified cost                              $34,274,641     $107,316,217     $83,659,501      $173,941,735
     Unrealized appreciation                          503,777        1,237,423       2,120,905         7,901,804
                                                  -----------     ------------     -----------      ------------
  Total investments, at value (Note 1A)           $34,778,418     $108,553,640     $85,780,406      $181,843,539
  Cash                                                206,137          514,620         159,141         2,315,367
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)             17,719           49,688          63,281            67,500
  Receivable for investments sold                      30,000               --              --                --
  Interest receivable                                 617,777        1,485,090       1,145,605         2,831,296
  Deferred organization expenses (Note 1D)              3,340            2,342           1,954             4,948
                                                  -----------     ------------     -----------      ------------
          Total assets                            $35,653,391     $110,605,380     $87,150,387      $187,062,650
                                                  -----------     ------------     -----------      ------------
LIABILITIES:
  Payable for investments purchased               $   601,734     $         --     $        --      $         --
  Payable for when-issued securities (Note 1G)             --               --       1,981,688                --
  Payable to affiliates --
     Trustees' fees (Note 2)                              273            1,460           1,121             1,899
  Accrued expenses                                      2,713           15,575           5,215            16,366
                                                  -----------     ------------     -----------      ------------
          Total liabilities                       $   604,720     $     17,035     $ 1,988,024      $     18,265
                                                  -----------     ------------     -----------      ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                       $35,048,671     $110,588,345     $85,162,363      $187,044,385
                                                  ===========     ============     ===========      ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                  $34,512,856     $109,249,224     $82,912,932      $179,020,532
  Unrealized appreciation of investments and
     financial futures contracts (computed on
     the basis of
     identified cost)                                 535,815        1,339,121       2,249,431         8,023,853
                                                  -----------     ------------     -----------      ------------
          Total                                   $35,048,671     $110,588,345     $85,162,363      $187,044,385
                                                  ===========     ============     ===========      ============

                       See notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1996
--------------------------------------------------------------------------------

                                                     OREGON        SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                  ------------     --------------     -----------     ------------
ASSETS:
  Investments --
     Identified cost                              $122,520,158      $ 54,923,381      $55,475,532     $166,591,098
     Unrealized appreciation                         3,136,592         1,875,918          778,304        7,588,054
                                                   -----------      ------------      -----------     ------------
  Total investments, at value (Note 1A)           $125,656,750      $ 56,799,299      $56,253,836     $174,179,152
  Cash                                               2,285,772               547        1,082,279          393,973
  Receivable for daily variation margin on open
     financial futures contracts (Note 1E)              30,063                --           37,969           39,813
  Receivable for investments sold                       25,280         1,855,388               --        1,000,918
  Interest receivable                                1,766,214           834,686          881,135        2,992,467
  Deferred organization expenses (Note 1D)               2,940             3,532            3,442            4,020
                                                   -----------      ------------      -----------     ------------
          Total assets                            $129,767,019      $ 59,493,452      $58,258,661     $178,610,343
                                                   -----------      ------------      -----------     ------------
LIABILITIES:
  Demand note payable (Note 5)                    $         --      $  1,167,000      $        --     $         --
  Payable for investments purchased                         --                --        2,187,897          959,222
  Payable for when-issued securities (Note 1G)              --                --               --               --
  Payable to affiliates --
     Trustees' fees (Note 2)                             1,449             1,129            1,121            1,899
  Accrued expenses                                       6,915             7,176            4,290            4,901
                                                   -----------      ------------      -----------     ------------
          Total liabilities                       $      8,364      $  1,175,305      $ 2,193,308     $    966,022
                                                   -----------      ------------      -----------     ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                       $129,758,655      $ 58,318,147      $56,065,353     $177,644,321
                                                   ===========      ============      ===========     ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                  $126,656,060      $ 56,442,229      $55,209,934     $170,101,289
  Unrealized appreciation of investments and
     financial futures contracts (computed on
     the basis of
     identified cost)                                3,102,595         1,875,918          855,419        7,543,032
                                                   -----------      ------------      -----------     ------------
          Total                                   $129,758,655      $ 58,318,147      $56,065,353     $177,644,321
                                                   ===========      ============      ===========     ============

                       See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                       For the Year Ended August 31, 1996
--------------------------------------------------------------------------------

                                                           ALABAMA       ARKANSAS         GEORGIA       KENTUCKY
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                         -----------    -----------     -----------    -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                              $ 6,851,010    $ 4,621,168     $ 7,145,924    $ 8,382,372
                                                         -----------    -----------     -----------    -----------
  Expenses --
     Investment adviser fee (Note 2)                     $   455,711    $   280,071     $   473,056    $   577,479
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)              8,405          7,036           8,405          8,406
     Custodian fee (Note 1J)                                  53,149         43,150          67,566         74,670
     Legal and accounting services                            26,282         23,682          26,265         26,282
     Amortization of organization expenses (Note 1D)           1,574          1,508           2,199          1,325
     Miscellaneous                                            19,385         23,642          11,289         16,549
                                                         -----------    -----------     -----------    -----------
       Total expenses                                    $   564,506    $   379,089     $   588,780    $   704,711
     Deduct reduction of custodian fee (Note 1J)              46,364         13,624          56,585         43,044
                                                         -----------    -----------     -----------    -----------
       Net expenses                                      $   518,142    $   365,465     $   532,195    $   661,667
                                                         -----------    -----------     -----------    -----------
          Net investment income                          $ 6,332,868    $ 4,255,703     $ 6,613,729    $ 7,720,705
                                                         -----------    -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost basis)     $ 1,661,053    $   409,550     $   857,232    $  (616,659)
     Financial futures contracts                            (173,308)      (123,307)        (97,162)      (601,899)
                                                         -----------    -----------     -----------    -----------
       Net realized gain (loss) on investments           $ 1,487,745    $   286,243     $   760,070    $(1,218,558)
                                                         -----------    -----------     -----------    -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                         $(1,171,352)   $  (576,414)    $  (387,654)   $ 1,324,853
     Financial futures contracts                             164,734        112,821         154,232         45,714
                                                         -----------    -----------     -----------    -----------
       Net unrealized appreciation (depreciation)        $(1,006,618)   $  (463,593)    $  (233,422)   $ 1,370,567
                                                         -----------    -----------     -----------    -----------
          Net realized and unrealized gain (loss) on
            investments                                  $   481,127    $  (177,350)    $   526,648    $   152,009
                                                         -----------    -----------     -----------    -----------
            Net increase in net assets from operations   $ 6,813,995    $ 4,078,353     $ 7,140,377    $ 7,872,714
                                                         ===========    ===========     ===========    ===========

                       See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                       For the Year Ended August 31, 1996
--------------------------------------------------------------------------------

                                                      LOUISIANA       MARYLAND        MISSOURI       NORTH CAROLINA
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                     -----------     -----------     -----------     --------------
INVESTMENT INCOME:
  Interest income (Note 1B)                          $ 2,163,506     $ 6,871,539     $ 5,435,654      $ 11,592,850
                                                     -----------     -----------     -----------       -----------
  Expenses --
     Investment adviser fee (Note 2)                 $    81,468     $   454,842     $   339,243      $    832,564
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)          2,044           8,406           5,318            11,016
     Custodian fee (Note 1J)                              24,746          67,183          49,585            97,155
     Legal and accounting services                        23,582          23,482          24,182            30,882
     Bond pricing                                          6,326           9,185              --                --
     Amortization of organization expenses (Note
       1D)                                                 1,357           1,523           1,409             3,375
     Miscellaneous                                         6,517          22,009          21,537            35,447
                                                     -----------     -----------     -----------       -----------
       Total expenses                                $   146,040     $   586,630     $   441,274      $  1,010,439
                                                     -----------     -----------     -----------       -----------
  Deduct --
     Reduction of investment adviser fee (Note 2)    $    40,000     $        --     $        --      $         --
     Reduction of custodian fee (Note 1J)                 23,317          30,707          13,158            80,694
                                                     -----------     -----------     -----------       -----------
       Total                                         $    63,317     $    30,707     $    13,158      $     80,694
                                                     -----------     -----------     -----------       -----------
          Net expenses                               $    82,723     $   555,923     $   428,116      $    929,745
                                                     -----------     -----------     -----------       -----------
            Net investment income                    $ 2,080,783     $ 6,315,616     $ 5,007,538      $ 10,663,105
                                                     -----------     -----------     -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost
       basis)                                        $  (101,512)    $ 1,707,109     $ 1,192,422      $   (206,784)
     Financial futures contracts                        (251,973)       (173,349)        (90,509)           68,035
                                                     -----------     -----------     -----------       -----------
          Net realized gain (loss) on investments    $  (353,485)    $ 1,533,760     $ 1,101,913      $   (138,749)
                                                     -----------     -----------     -----------       -----------
  Change in unrealized appreciation
     (depreciation) --
     Investments                                     $   242,866     $  (735,475)    $(1,154,555)     $    620,646
     Financial futures contracts                          47,289         164,731         128,526           122,050
                                                     -----------     -----------     -----------       -----------
       Net unrealized appreciation (depreciation)    $   290,155     $  (570,744)    $(1,026,029)     $    742,696
                                                     -----------     -----------     -----------       -----------
          Net realized and unrealized gain (loss)
            on investments                           $   (63,330)    $   963,016     $    75,884      $    603,947
                                                     -----------     -----------     -----------       -----------
            Net increase in net assets from
               operations                            $ 2,017,453     $ 7,278,632     $ 5,083,422      $ 11,267,052
                                                     ===========     ===========     ===========       ===========

                       See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                       For the Year Ended August 31, 1996
--------------------------------------------------------------------------------

                                                     OREGON        SOUTH CAROLINA      TENNESSEE       VIRGINIA
                                                    PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                   -----------     --------------     -----------     -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                        $ 8,221,218      $  3,785,352      $ 3,443,711     $11,381,552
                                                   -----------     --------------     -----------     -----------
  Expenses --
     Investment adviser fee (Note 2)               $   574,189      $    201,026      $   181,502     $   811,731
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note
          2)                                             9,090             6,447            6,439          11,016
     Custodian fee (Note 1J)                            75,912            34,304           35,778          94,070
     Interest expense (Note 5)                              --            52,147               --              --
     Legal and accounting services                      26,182            23,682           23,582          30,173
     Amortization of organization expenses (Note
       1D)                                               2,097             1,446            2,365           2,771
     Miscellaneous                                      17,748             9,651           10,122          18,362
                                                   -----------     --------------     -----------     -----------
       Total expenses                              $   705,218      $    328,703      $   259,788     $   968,123
     Deduct reduction of custodian fee (Note 1J)        43,303            17,420           13,320          70,033
                                                   -----------     --------------     -----------     -----------
          Net expenses                             $   661,915      $    311,283      $   246,468     $   898,090
                                                   -----------     --------------     -----------     -----------
            Net investment income                  $ 7,559,303      $  3,474,069      $ 3,197,243     $10,483,462
                                                   -----------     --------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost
       basis)                                      $  (429,494)     $    767,038      $   212,502     $   613,287
     Financial futures contracts                      (539,638)         (107,652)        (171,136)       (434,540)
                                                   -----------     --------------     -----------     -----------
       Net realized gain (loss) on investments     $  (969,132)     $    659,386      $    41,366     $   178,747
                                                   -----------     --------------     -----------     -----------
  Change in unrealized appreciation
     (depreciation) --
     Investments                                   $   487,222      $   (468,193)     $   249,315     $   193,892
     Financial futures contracts                         4,861                --          111,655         (45,022)
                                                   -----------     --------------     -----------     -----------
       Net unrealized appreciation
          (depreciation)                           $   492,083      $   (468,193)     $   360,970     $   148,870
                                                   -----------     --------------     -----------     -----------
          Net realized and unrealized gain
            (loss) on investments                  $  (477,049)     $    191,193      $   402,336     $   327,617
                                                   -----------     --------------     -----------     -----------
            Net increase in net assets from
               operations                          $ 7,082,254      $  3,665,262      $ 3,599,579     $10,811,079
                                                   ============    ================== ============    ============

                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                       For the Year Ended August 31, 1996
--------------------------------------------------------------------------------

                                                     ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $  6,332,868     $  4,255,703     $  6,613,729     $  7,720,705
     Net realized gain (loss) on investment
       transactions                                   1,487,745          286,243          760,070       (1,218,558)
     Change in unrealized appreciation
       (depreciation)
       of investments                                (1,006,618)        (463,593)        (233,422)       1,370,567
                                                   ------------      -----------     ------------     ------------
       Net increase in net assets from
          operations                               $  6,813,995     $  4,078,353     $  7,140,377     $  7,872,714
                                                   ------------      -----------     ------------     ------------
  Capital transactions --
     Contributions                                 $  5,435,768     $  3,573,437     $  4,580,164     $  6,532,846
     Withdrawals                                    (22,192,266)     (15,083,575)     (25,694,913)     (26,656,733)
                                                   ------------      -----------     ------------     ------------
       Decrease in net assets resulting from
          capital transactions                     $(16,756,498)    $(11,510,138)    $(21,114,749)    $(20,123,887)
                                                   ------------      -----------     ------------     ------------
            Net decrease in net assets             $ (9,942,503)    $ (7,431,785)    $(13,974,372)    $(12,251,173)
NET ASSETS:
  At beginning of year                              118,486,053       81,535,002      122,948,667      145,268,626
                                                   ------------      -----------     ------------     ------------
  At end of year                                   $108,543,550     $ 74,103,217     $108,974,295     $133,017,453
                                                   ============      ===========     ============     ============

--------------------------------------------------------------------------------

                                                   LOUISIANA        MARYLAND         MISSOURI       NORTH CAROLINA
                                                   PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                  -----------     ------------     ------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                        $ 2,080,783     $  6,315,616     $  5,007,538      $ 10,663,105
     Net realized gain (loss) on investment
       transactions                                  (353,485)       1,533,760        1,101,913          (138,749)
     Change in unrealized appreciation
       (depreciation)
       of investments                                 290,155         (570,744)      (1,026,029)          742,696
                                                  -----------     ------------      -----------      ------------
       Net increase in net assets from
          operations                              $ 2,017,453     $  7,278,632     $  5,083,422      $ 11,267,052
                                                  -----------     ------------      -----------      ------------
  Capital transactions --
     Contributions                                $ 4,634,958     $  9,198,950     $  4,159,884      $ 19,433,725
     Withdrawals                                   (5,912,419)     (20,893,413)     (17,243,046)      (38,835,116)
                                                  -----------     ------------      -----------      ------------
       Decrease in net assets resulting from
          capital transactions                    $(1,277,461)    $(11,694,463)    $(13,083,162)     $(19,401,391)
                                                  -----------     ------------      -----------      ------------
            Net increase (decrease) in net
               assets                             $   739,992     $ (4,415,831)    $ (7,999,740)     $ (8,134,339)
NET ASSETS:
  At beginning of year                             34,308,679      115,004,176       93,162,103       195,178,724
                                                  -----------     ------------      -----------      ------------
  At end of year                                  $35,048,671     $110,588,345     $ 85,162,363      $187,044,385
                                                  ===========     ============      ===========      ============

                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                       For the Year Ended August 31, 1996
--------------------------------------------------------------------------------

                                                    OREGON        SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                 ------------     --------------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                       $  7,559,303      $  3,474,069      $ 3,197,243     $ 10,483,462
     Net realized gain (loss) on investment
       transactions                                  (969,132)          659,386           41,366          178,747
     Change in unrealized appreciation
       (depreciation)
       of investments                                 492,083          (468,193)         360,970          148,870
                                                 ------------       -----------      -----------     ------------
       Net increase in net assets from
          operations                             $  7,082,254      $  3,665,262      $ 3,599,579     $ 10,811,079
                                                 ------------       -----------      -----------     ------------
  Capital transactions --
     Contributions                               $  5,697,262      $  5,386,887      $ 4,078,787     $  9,068,306
     Withdrawals                                  (29,411,782)      (12,145,670)     (10,286,316)     (33,982,986)
                                                 ------------       -----------      -----------     ------------
       Decrease in net assets resulting from
          capital transactions                   $(23,714,520)     $ (6,758,783)     $(6,207,529)    $(24,914,680)
                                                 ------------       -----------      -----------     ------------
            Net decrease in net assets           $(16,632,266)     $ (3,093,521)     $(2,607,950)    $(14,103,601)
NET ASSETS:
  At beginning of year                            146,390,921        61,411,668       58,673,303      191,747,922
                                                 ------------       -----------      -----------     ------------
  At end of year                                 $129,758,655      $ 58,318,147      $56,065,353     $177,644,321
                                                 ============       ===========      ===========     ============

--------------------------------------------------------------------------------

                                                     ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                         $  6,676,427     $  4,614,351     $  7,291,242     $  8,179,915
     Net realized loss on investment
       transactions                                  (3,373,448)      (2,517,820)      (7,312,379)      (2,715,132)
     Change in unrealized appreciation of
       investments                                    5,884,230        3,464,139        6,679,653        4,942,400
                                                   ------------     ------------     ------------     ------------
       Net increase in net assets from
          operations                               $  9,187,209     $  5,560,670     $  6,658,516     $ 10,407,183
                                                   ------------     ------------     ------------     ------------
  Capital transactions --
     Contributions                                 $ 15,271,028     $  7,773,910     $ 12,224,959     $ 13,579,954
     Withdrawals                                    (23,135,575)     (14,716,313)     (33,658,605)     (23,928,447)
                                                   ------------     ------------     ------------     ------------
       Decrease in net assets resulting from
          capital transactions                     $ (7,864,547)    $ (6,942,403)    $(21,433,646)    $(10,348,493)
                                                   ------------     ------------     ------------     ------------
            Net increase (decrease) in net
               assets                              $  1,322,662     $ (1,381,733)    $(14,775,130)    $     58,690
NET ASSETS:
  At beginning of year                              117,163,391       82,916,735      137,723,797      145,209,936
                                                   ------------     ------------     ------------     ------------
  At end of year                                   $118,486,053     $ 81,535,002     $122,948,667     $145,268,626
                                                   ==============   =============    ==============   ==============

                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                       For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                   LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                   PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                  -----------     ------------     -----------     --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                        $ 1,975,712     $  6,659,328     $ 5,326,719      $ 11,250,399
     Net realized loss on investment
       transactions                                (1,669,621)      (3,315,017)     (3,038,940)       (9,105,062)
     Change in unrealized appreciation of
       investments                                  1,664,246        4,913,566       5,471,264         9,060,016
                                                  -----------     ------------     -----------     --------------
       Net increase in net assets from
          operations                              $ 1,970,337     $  8,257,877     $ 7,759,043      $ 11,205,353
                                                  -----------     ------------     -----------     --------------
  Capital transactions --
     Contributions                                $ 6,817,148     $ 14,770,279     $ 8,450,749      $ 18,834,488
     Withdrawals                                   (5,902,141)     (25,879,697)    (18,215,122)      (34,633,470)
                                                  -----------     ------------     -----------     --------------
       Increase (decrease) in net assets
          resulting from
          capital transactions                    $   915,007     $(11,109,418)    $(9,764,373)     $(15,798,982)
                                                  -----------     ------------     -----------     --------------
            Total increase (decrease) in net
               assets                             $ 2,885,344     $ (2,851,541)    $(2,005,330)     $ (4,593,629)
NET ASSETS:
  At beginning of year                             31,423,335      117,855,717      95,167,433       199,772,353
                                                  -----------     ------------     -----------     --------------
  At end of year                                  $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                  ============    ==============   ============    ==================

--------------------------------------------------------------------------------

                                                    OREGON        SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                 ------------     --------------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                       $  8,186,774      $  3,526,297      $ 3,284,148     $ 11,081,732
     Net realized loss on investment
       transactions                                (4,370,692)       (4,027,763)      (1,911,797)      (7,610,652)
     Change in unrealized appreciation of
       investments                                  7,371,961         4,266,658        2,627,149       10,279,680
                                                 ------------     --------------     -----------     ------------
       Net increase in net assets from
          operations                             $ 11,188,043      $  3,765,192      $ 3,999,500     $ 13,750,760
                                                 ------------     --------------     -----------     ------------
  Capital transactions --
     Contributions                               $ 12,298,876      $  9,608,721      $ 7,946,656     $ 24,173,920
     Withdrawals                                  (30,215,219)      (14,226,934)      (9,768,536)     (40,695,946)
                                                 ------------     --------------     -----------     ------------
       Decrease in net assets resulting from
          capital transactions                   $(17,916,343)     $ (4,618,213)     $(1,821,880)    $(16,522,026)
                                                 ------------     --------------     -----------     ------------
            Net increase (decrease) in net
               assets                            $ (6,728,300)     $   (853,021)     $ 2,177,620     $ (2,771,266)
NET ASSETS:
  At beginning of year                            153,119,221        62,264,689       56,495,683      194,519,188
                                                 ------------     --------------     -----------     ------------
  At end of year                                 $146,390,921      $ 61,411,668      $58,673,303     $191,747,922
                                                 ==============   =================  ============    ==============

                       See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                             ALABAMA PORTFOLIO                            ARKANSAS PORTFOLIO
                                             --------------------------------------------------       ---------------------------
                                                 YEAR ENDED AUGUST 31,           YEAR ENDED              YEAR ENDED AUGUST 31,
                                             ------------------------------   -----------------       ---------------------------
                                               1996       1995      1994*     SEPT. 30, 1993**         1996      1995     1994***
                                             --------   --------   --------   -----------------       -------   -------   -------
RATIOS (As a percentage of average
 daily net assets)++:
  Net expenses (1)                              0.49%      0.47%      0.44%+         0.25%+             0.48%     0.46%     0.24%+
  Net expenses after custodian
    fee reduction                               0.45%         --         --             --              0.46%        --        --
  Net investment income                         5.50%      5.77%      5.37%+         5.52%+             5.40%     5.69%     5.60%+
Portfolio Turnover                                52%        51%        26%            10%                11%       23%       16%
NET ASSETS, end of year
  (000 omitted)                              $108,544   $118,486   $117,163        $83,628            $74,103   $81,535   $82,917
++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:
RATIOS (As a percentage of average daily net assets):
  Expenses (1)                                                                       0.35%+                                 0.43%+
  Net investment income                                                              5.42%+                                 5.41%+

--------------------------------------------------------------------------------

                                      GEORGIA PORTFOLIO                                        KENTUCKY PORTFOLIO
                      --------------------------------------------------       --------------------------------------------------
                          YEAR ENDED AUGUST 31,           YEAR ENDED               YEAR ENDED AUGUST 31,           YEAR ENDED
                      ------------------------------   -----------------       ------------------------------   -----------------
                        1996       1995      1994*     SEPT. 30, 1993**          1996       1995      1994*      SEPT. 30,1993**
                      --------   --------   --------   -----------------       --------   --------   --------   -----------------
RATIOS (As a
 percentage of
 average daily net
 assets):
  Net expenses (1)       0.50%      0.46%      0.44%+          0.40%+             0.53%      0.49%      0.46%+          0.40%+
  Net expenses after
    custodian
    fee reduction        0.45%         --         --              --              0.50%         --         --              --
  Net investment
    income               5.59%      5.73%      5.37%+          5.37%+             5.49%      5.75%      5.39%+          5.40%+
Portfolio Turnover         21%        48%        45%             35%                28%        30%        21%             11%
NET ASSETS, end of
  year
  (000 omitted)       $108,974   $122,949   $137,724       $ 119,311           $133,017   $145,269   $145,210       $ 117,936

 (1) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.
  + Annualized.
  * For the eleven months ended August 31, 1994.
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                      LOUISIANA PORTFOLIO                                 MARYLAND PORTFOLIO
                              ------------------------------------   ------------------------------------------------------------
                                     YEAR ENDED AUGUST 31,                     YEAR ENDED AUGUST 31,                YEAR ENDED
                              ------------------------------------   -----------------------------------------   ----------------
                                 1996         1995       1994***        1996            1995          1994*      SEPT. 30, 1993**
                              ----------   ----------   ----------   -----------     -----------   -----------   ----------------
RATIOS (As a percentage of
  average
  daily net assets)++:
  Net expenses (1)                0.30%        0.22%        0.14%+        0.51%           0.47%         0.44%+          0.36%+
  Net expenses after
    custodian
    fee reduction                 0.23%           --           --         0.48%              --            --              --
  Net investment income           5.90%        6.06%        5.86%+        5.50%           5.79%         5.44%+          5.41%+
Portfolio Turnover                  99%          46%          21%           33%             30%           41%             34%
NET ASSETS, end of year (000
  omitted)                     $ 35,049     $ 34,309     $ 31,423     $ 110,588       $ 115,004     $ 117,856        $ 94,213

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of
  average daily net assets):
  Expenses (1)                    0.41%        0.33%        0.33%+                                                      0.38%+
  Expenses after custodian
    fee reduction                 0.35%           --           --                                                          --
  Net investment income           5.79%        5.95%        5.67%+                                                      5.39%+

--------------------------------------------------------------------------------

                             MISSOURI PORTFOLIO                                         NORTH CAROLINA PORTFOLIO
          --------------------------------------------------------     ----------------------------------------------------------
                 YEAR ENDED AUGUST 31,              YEAR ENDED                  YEAR ENDED AUGUST 31,               YEAR ENDED
          ------------------------------------   -----------------     ---------------------------------------   ----------------
             1996         1995        1994*      SEPT. 30, 1993**         1996         1995          1994*       SEPT. 30, 1993**
          ----------   ----------   ----------   -----------------     ----------   -----------   ------------   ----------------
RATIOS
  (As a
  percentage
  of
  average
  daily
  net
 assets):
  Net
 expenses
    (1)       0.49%        0.48%        0.45%+          0.40%+             0.52%         0.48%         0.46%+           0.43%+
  Net
 expenses
    after
custodian
    fee
reduction     0.47%           --           --              --              0.48%            --            --               --
  Net
  investment
    income     5.52%       5.76%        5.36%+          5.36%+             5.51%         5.78%         5.40%+           5.43%+
Portfolio
 Turnover       36%          24%          28%              6%                54%           33%           37%              21%
NET
  ASSETS,
  end of
  year
  (000
 omitted)  $ 85,162     $ 93,162     $ 95,167         $75,273           $187,044     $ 195,179      $199,772         $172,534

 (1) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.
  + Annualized.
  * For the eleven months ended August 31, 1994.
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                 OREGON PORTFOLIO                               SOUTH CAROLINA PORTFOLIO
                              -------------------------------------------------------   -----------------------------------------
                                     YEAR ENDED AUGUST 31,              YEAR ENDED                YEAR ENDED AUGUST 31,
                              ------------------------------------   ----------------   -----------------------------------------
                                 1996         1995        1994*      SEPT. 30, 1993**      1996           1995         1994***
                              ----------   ----------   ----------   ----------------   ----------     -----------   ------------
RATIOS (As a percentage of
 average daily net assets):
  Net expenses (1)                0.50%        0.50%        0.46%+          0.43%+          0.53%          0.44%          0.37%+
  Net expenses after
    custodian fee reduction       0.47%           --           --              --           0.51%             --             --
  Net investment income           5.37%        5.60%        5.26%+          5.30%+          5.65%          5.81%          5.47%+
Portfolio Turnover                  28%          22%          15%             32%             36%            75%            23%
NET ASSETS, end of year
  (000 omitted)                $129,759     $146,391     $153,119        $127,497        $ 58,318        $61,412       $ 62,265

--------------------------------------------------------------------------------

                                             TENNESSEE PORTFOLIO                                  VIRGINIA PORTFOLIO
                                ------------------------------------------------     ----------------------------------------------
                                  YEAR ENDED AUGUST 31,            YEAR ENDED         YEAR ENDED AUGUST 31,          YEAR ENDED
                                -------------------------       ----------------     -----------------------       ----------------
                                1996     1995       1994*       SEPT. 30, 1993**     1996      1995    1994*       SEPT. 30, 1993**
                                ----     ----       -----       ----------------     ----      ----    -----       ----------------
RATIOS (As a percentage of
 average daily net assets):
  Net expenses (1)               0.45%      0.41%      0.36%+           0.08%+        0.51%       0.48%      0.46%+         0.43%+
  Net expenses after
    custodian fee reduction      0.43%        --         --               --          0.48%         --         --
  Net investment income          5.52%      5.81%      5.49%+           5.60%+        5.55%       5.81%      5.49%+         5.49%+
Portfolio Turnover                 39%        20%        10%              69%           30%         38%        48%            29%
NET ASSETS, end of year
  (000 omitted)                $56,065    $58,673    $56,496          $39,266      $177,644    $191,748   $194,519       $174,260

++The operating expenses of the Tennessee Portfolio reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses(1)                                                           0.31%+
  Net investment income                                                 5.37%+

 (1) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.
  + Annualized.
  * For the eleven months ended August 31, 1994.
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contract and may realize a loss.

F. PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS--Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a

--------------------------------------------------------------------------------

when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

H. USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. OTHER--Investment transactions are accounted for on a trade date basis.

J. EXPENSE REDUCTION--Investors Bank & Trust Company (IBT), serves as custodian of the Portfolios. Prior to November 10, 1995, IBT was an affiliate of BMR and EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reflected as a reduction of operating expense on the statements of operations.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended August 31, 1996, each Portfolio paid advisory fees as follows:

                         PORTFOLIO                          AMOUNT     EFFECTIVE RATE*
                         -------------------------------   --------    ---------------
                         Alabama                           $455,711         0.40%
                         Arkansas                          280,071          0.36%
                         Georgia                           473,056          0.40%
                         Kentucky                          577,479          0.41%
                         Louisiana                          81,468          0.23%
                         Maryland                          454,842          0.40%
                         Missouri                          339,243          0.37%
                         North Carolina                    832,564          0.43%
                         Oregon                            574,189          0.41%
                         South Carolina                    201,026          0.33%
                         Tennessee                         181,502          0.31%
                         Virginia                          811,731          0.43%

* Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its fee in the amount of $40,000 for the year ended August 31, 1996.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1996, no significant amounts have been deferred.

Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

--------------------------------------------------------------------------------

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended August 31, 1996, were as follows:

                 ALABAMA PORTFOLIO        ARKANSAS PORTFOLIO        GEORGIA PORTFOLIO        KENTUCKY PORTFOLIO
                -------------------    ------------------------    -------------------    ------------------------
Purchases           $58,516,396              $  8,677,659              $24,488,625              $ 38,215,680
Sales                69,323,963                15,815,010               36,265,111                52,724,448

                LOUISIANA PORTFOLIO       MARYLAND PORTFOLIO       MISSOURI PORTFOLIO     NORTH CAROLINA PORTFOLIO
                -------------------    ------------------------    -------------------    ------------------------
Purchases           $35,368,398              $ 37,590,785              $32,502,501              $103,584,501
Sales                34,380,628                44,321,106               38,605,067               113,325,903

                 OREGON PORTFOLIO      SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO       VIRGINIA PORTFOLIO
                -------------------    ------------------------    -------------------    ------------------------
Purchases           $38,780,050              $ 22,348,475              $21,979,715              $ 54,834,409
Sales                59,102,501                28,749,687               23,829,135                68,236,868

--------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 1996, as computed on a federal income tax basis, are as follows:

                                    ALABAMA               ARKANSAS              GEORGIA               KENTUCKY
                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                  ------------         --------------         ------------         --------------
Aggregate Cost                    $103,574,803          $ 72,738,104          $105,076,413          $126,102,002
                                  ------------         --------------         ------------         --------------
Gross unrealized
  appreciation                    $  3,446,091          $  1,681,892          $  3,659,100          $  4,103,780
Gross unrealized
  depreciation                         748,002               713,649               617,379               771,210
                                  ------------         --------------         ------------         --------------
     Net unrealized
       appreciation               $  2,698,089          $    968,243          $  3,041,721          $  3,332,570
                                  ==============       =================      ==============       ==================

                                   LOUISIANA              MARYLAND              MISSOURI           NORTH CAROLINA
                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                  ------------         --------------         ------------         --------------
Aggregate Cost                    $ 34,274,641          $107,316,217          $ 83,659,501          $173,941,735
                                  ------------         --------------         ------------         --------------
Gross unrealized
  appreciation                    $    770,992          $  2,709,795          $  3,057,213          $  8,295,425
Gross unrealized
  depreciation                         267,215             1,472,372               936,308               393,621
                                  ------------         --------------         ------------         --------------
     Net unrealized
       appreciation               $    503,777          $  1,237,423          $  2,120,905          $  7,901,804
                                  ==============       =================      ==============       ==================

                                     OREGON            SOUTH CAROLINA          TENNESSEE              VIRGINIA
                                   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                  ------------         --------------         ------------         --------------
Aggregate Cost                    $122,520,158          $ 54,923,381          $ 55,475,532          $166,591,098
                                  ------------         --------------         ------------         --------------
Gross unrealized
  appreciation                    $  4,105,957          $  2,085,490          $  1,169,546          $  7,996,957
Gross unrealized
  depreciation                         969,365               209,572               391,242               408,903
                                  ------------         --------------         ------------         --------------
     Net unrealized
       appreciation               $  3,136,592          $  1,875,918          $    778,304          $  7,588,054
                                  ==============       =================      ==============       ==================

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 1996, the Arkansas Portfolio, Georgia Portfolio and South Carolina Portfolio had a balance outstanding pursuant to this line of credit of $744,000, $200,000 and $1,167,000, respectively. For the South Carolina Portfolio, the average daily balance outstanding was $750,000, and the average interest rate was 6.96%. For the South Carolina Portfolio, the maximum borrowing during the year ended August 31, 1996 was $6,564,000. The Portfolios, exclusive of the South Carolina Portfolio, did not have any significant borrowings or allocated fees during the year ended August 31, 1996.

--------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS
The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.
The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 1996 is as follows:

                                                                                    NET UNREALIZED
                    FUTURES CONTRACTS                                                APPRECIATION
   PORTFOLIO         EXPIRATION DATE             CONTRACTS             POSITION     (DEPRECIATION)
----------------    -----------------     ------------------------     --------     --------------
Alabama                9/96                30 U.S. Treasury Bonds        Short         $ 51,247
                       12/96               30 U.S. Treasury Bonds        Short           50,453
                                                                                    --------------
                                                                                       $101,700
                                                                                    =================
Arkansas               9/96                20 U.S. Treasury Bonds        Short         $ 34,164
                       12/96               20 U.S. Treasury Bonds        Short           33,634
                                                                                    --------------
                                                                                       $ 67,798
                                                                                    =================
Georgia                12/96               90 U.S. Treasury Bonds        Short         $154,232
Kentucky               9/96                36 U.S. Treasury Bonds        Short         $(33,078)
Louisiana              12/96               21 U.S. Treasury Bonds        Short         $ 32,038
Maryland               9/96                30 U.S. Treasury Bonds        Short         $ 51,245
                       12/96               30 U.S. Treasury Bonds        Short           50,453
                                                                                    --------------
                                                                                       $101,698
                                                                                    =================
Missouri               12/96               75 U.S. Treasury Bonds        Short         $128,526
North Carolina         12/96               80 U.S. Treasury Bonds        Short         $122,049
Oregon                 9/96                37 U.S. Treasury Bonds        Short         $(33,997)
Tennessee              12/96               45 U.S. Treasury Bonds        Short         $ 77,115
Virginia               9/96                49 U.S. Treasury Bonds        Short         $(45,022)

At August 31, 1996, each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

                          Independent Auditors Report
--------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF:
ALABAMA MUNICIPALS PORTFOLIO
ARKANSAS MUNICIPALS PORTFOLIO
GEORGIA MUNICIPALS PORTFOLIO
KENTUCKY MUNICIPALS PORTFOLIO
LOUISIANA MUNICIPALS PORTFOLIO
MARYLAND MUNICIPALS PORTFOLIO
MISSOURI MUNICIPALS PORTFOLIO
NORTH CAROLINA MUNICIPALS PORTFOLIO
OREGON MUNICIPALS PORTFOLIO
SOUTH CAROLINA MUNICIPALS PORTFOLIO
TENNESSEE MUNICIPALS PORTFOLIO
VIRGINIA MUNICIPALS PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio as of August 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1996 and 1995 and supplementary data for each of the years in the three year period ended August 31, 1996, and for the period from the start of business to September 30, 1993 for the Alabama Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion such financial statements and supplementary data present fairly, in all material respects, the financial position of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, and Virginia Municipals Portfolio at August 31, 1996, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                                 DELOITTE & TOUCHE LLP
BOSTON, MASSACHUSETTS
OCTOBER 1, 1996

INVESTMENT MANAGEMENT FOR PORTFOLIOS

PORTFOLIOS      OFFICERS


THOMAS J. FETTER
President
Portfolio Manager of South Carolina Municipals Portfolio

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President and Portfolio Manager of Louisiana and North Carolina Municipals Portfolio.

TIMOTHY T. BROWSE
Vice President and Portfolio Manager of Alabama, Arkansas and Maryland Municipals Portfolios.

CYNTHIA J. CLEMSON
Vice President and Portfolio Manager of Georgia, Missouri and Tennessee Municipals Portfolio.

DAVID C. REILLY
Vice President and Portfolio Manager of Kentucky, Oregon and Virginia Municipals Portfolio.

INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment Banking
Harvard University Graduate School of Business
Administration

NORTON H. REAMER
President and Director, United Asset Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Advisor and Consultant